                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2794
-------------------------------------------------------------------------------

                              MFS SERIES TRUST III
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

           Registrant's telephone number, including area code: (617)
                                    954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: January 31
-------------------------------------------------------------------------------

                    Date of reporting period: April 30, 2007
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) HIGH INCOME FUND

4/30/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS High Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/07

ISSUER                                                                                             SHARES/PAR           VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 85.5%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 8%, 2014 (n)                                                                    $ 5,864,000      $    6,157,200
---------------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc., 7.625%, 2018                                                                7,100,000           7,437,250
---------------------------------------------------------------------------------------------------------------------------------
Hawker Beechcraft Acquisition Corp., 9.75%, 2017 (n)                                                3,675,000           3,941,437
---------------------------------------------------------------------------------------------------------------------------------
Vought Aircraft Industry, Inc., 8%, 2011                                                            3,810,000           3,848,100
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   21,383,987
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.9%, 2017                                                            $ 1,135,455      $    1,138,294
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.748%, 2017                                                            2,433,144           2,427,061
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.795%, 2018                                                            5,579,917           5,565,967
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                                            1,887,850           1,930,327
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,061,649
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 12.25%, 2012                                                                  $ 2,985,000      $    3,261,112
---------------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75%, 2015                                                                     3,510,000           3,852,225
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,113,337
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Airlie LCDO Ltd., CDO, FRN, 7.25%, 2011 (z)                                                       $ 2,326,000      $    2,318,789
---------------------------------------------------------------------------------------------------------------------------------
Anthracite Ltd., CDO, 6%, 2037 (z)                                                                  5,148,000           4,579,306
---------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., FRN, 8.356%, 2029 (z)                                                   2,000,000           2,148,179
---------------------------------------------------------------------------------------------------------------------------------
Babson CLO Ltd., "D", FRN, 6.856%, 2018 (n)                                                         2,385,000           2,343,262
---------------------------------------------------------------------------------------------------------------------------------
CWCapital Cobalt CDO Ltd., "E2", 6%, 2045 (z)                                                       1,000,000             975,300
---------------------------------------------------------------------------------------------------------------------------------
CWCapital Cobalt CDO Ltd., "F", FRN, 6.655%, 2050 (z)                                                 610,000             605,864
---------------------------------------------------------------------------------------------------------------------------------
CWCapital Cobalt CDO Ltd., "G", FRN, 6.855%, 2050 (z)                                               1,890,000           1,870,987
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 4.122%, 2025 (i)(z)                                                     14,484,987           2,036,879
---------------------------------------------------------------------------------------------------------------------------------
First Union National Bank Commercial Mortgage Corp., 6.75%, 2032                                    2,000,000           2,030,000
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.1414%, 2030 (i)                          37,868,428             722,870
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 1.425%, 2039 (i)(n)                                                23,489,233           1,317,599
---------------------------------------------------------------------------------------------------------------------------------
TIERS Beach Street Synthetic, CLO, FRN, 9.35%, 2011 (z)                                             2,750,000           2,750,000
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Credit, CDO, FRN, 6.696%, 2026 (z)                                                         1,320,000           1,308,516
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   25,007,551
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 8.625%, 2010                                                               $ 3,855,000      $    3,946,510
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7%, 2013                                                                     1,394,000           1,318,158
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 8%, 2016                                                                     5,090,000           4,977,888
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co. LLC, 9.75%, 2010                                                             19,345,000          20,470,376
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., FRN, 8.105%, 2012                                                            3,270,000           3,225,243
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                                  6,676,000           6,033,435
---------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co., 9%, 2015                                                                7,535,000           8,307,337
---------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 7%, 2014 (n)                                                                  5,535,000           5,479,650
---------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 7.25%, 2017 (n)                                                                 635,000             630,238
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   54,388,835
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 4.7%
---------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                        $ 7,190,000      $    7,387,725
---------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 5.5%, 2014                                                      9,605,000           8,516,811
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 9.25%, 2016                                                                  3,600,000           3,960,000
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25%, 2016                                                                 8,440,000           9,632,150
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., FRN, 8.872%, 2015                                                            2,800,000           2,863,000
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., 0% to 2010, 9.25% to 2015                                                            4,765,000           4,002,600
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                  2,330,000           2,490,187
---------------------------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc., FRN, 11.606%, 2013 (n)                                                    7,650,000           7,956,000
---------------------------------------------------------------------------------------------------------------------------------
Umbrella Acquisition, Inc., 9.75%, 2015 (n)(p)                                                     10,450,000          10,489,188
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   57,297,661
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Builders FirstSource, Inc., FRN, 9.61%, 2012                                                      $ 3,000,000      $    3,048,750
---------------------------------------------------------------------------------------------------------------------------------
Interface, Inc., 10.375%, 2010                                                                      3,391,000           3,747,055
---------------------------------------------------------------------------------------------------------------------------------
Interface, Inc., 9.5%, 2014                                                                           600,000             654,000
---------------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                                   8,259,000           6,194,250
---------------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 8.5%, 2014                                                                   4,265,000           4,211,688
---------------------------------------------------------------------------------------------------------------------------------
Ply Gem Industries, Inc., 9%, 2012                                                                  2,095,000           1,890,738
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   19,746,481
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625%, 2013                                                                 $ 1,095,000      $    1,127,850
---------------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 7.75%, 2015                                                                    2,610,000           2,675,250
---------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Ltd., 10.75%, 2016 (n)                                                              2,600,000           2,925,000
---------------------------------------------------------------------------------------------------------------------------------
Northern Telecom Corp., 6.875%, 2023                                                                2,420,000           2,265,725
---------------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc., 10.25%, 2015                                                            8,200,000           9,020,000
---------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                                                           2,660,000           2,793,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   20,806,825
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
CCH I Holdings LLC, 11%, 2015                                                                     $ 6,735,000      $    7,155,937
---------------------------------------------------------------------------------------------------------------------------------
CCH II Holdings LLC, 10.25%, 2010                                                                   4,530,000           4,824,450
---------------------------------------------------------------------------------------------------------------------------------
CCO Holdings LLC, 8.75%, 2013                                                                       6,870,000           7,204,912
---------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 6.75%, 2012                                                                     6,715,000           6,706,606
---------------------------------------------------------------------------------------------------------------------------------
NTL Cable PLC, 9.125%, 2016                                                                         6,629,000           7,076,457
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   32,968,362
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 3.8%
---------------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.125%, 2008                                                              $ 4,650,000      $    4,905,750
---------------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                                                1,255,000           1,324,025
---------------------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875%, 2014                                                                        5,530,000           5,792,675
---------------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0% to 2009, 9.875% to 2014                                                       7,030,000           5,975,500
---------------------------------------------------------------------------------------------------------------------------------
Koppers, Inc., 9.875%, 2013                                                                         4,665,000           5,061,525
---------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                                                2,580,000           2,747,700
---------------------------------------------------------------------------------------------------------------------------------
Momentive Performance Materials, Inc., 11.5%, 2016 (n)                                              7,505,000           8,002,206
---------------------------------------------------------------------------------------------------------------------------------
Mosaic Co., 7.625%, 2016 (n)                                                                        6,365,000           6,794,637
---------------------------------------------------------------------------------------------------------------------------------
Nalco Co., 8.875%, 2013                                                                             5,730,000           6,131,100
---------------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 10.625%, 2011                                                         1,000               1,055
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   46,736,173
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
ACCO Brands Corp., 7.625%, 2015                                                                   $ 1,200,000      $    1,224,000
---------------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America, 6.25%, 2013                                                           3,710,000           3,710,000
---------------------------------------------------------------------------------------------------------------------------------
GEO Group, Inc., 8.25%, 2013                                                                        5,710,000           5,974,087
---------------------------------------------------------------------------------------------------------------------------------
Jarden Corp., 7.5%, 2017                                                                            5,235,000           5,359,331
---------------------------------------------------------------------------------------------------------------------------------
Kar Holdings, Inc., 10%, 2015 (z)                                                                   6,045,000           6,264,131
---------------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc., 9.375%, 2011                                                                3,720,000           3,840,900
---------------------------------------------------------------------------------------------------------------------------------
Realogy Corp., 10.5%, 2014 (z)                                                                      2,180,000           2,182,725
---------------------------------------------------------------------------------------------------------------------------------
Realogy Corp., 12.375%, 2015 (z)                                                                    3,795,000           3,795,000
---------------------------------------------------------------------------------------------------------------------------------
Service Corp., International, 7.375%, 2014                                                          2,385,000           2,480,400
---------------------------------------------------------------------------------------------------------------------------------
Service Corp., International, 6.75%, 2015 (n)                                                       1,410,000           1,424,100
---------------------------------------------------------------------------------------------------------------------------------
Service Corp., International, 7%, 2017                                                              7,550,000           7,512,250
---------------------------------------------------------------------------------------------------------------------------------
Visant Holding Corp., 8.75%, 2013                                                                   6,400,000           6,736,000
---------------------------------------------------------------------------------------------------------------------------------
Vitro S.A., 8.625%, 2012 (n)                                                                           13,000              13,475
---------------------------------------------------------------------------------------------------------------------------------
Vitro S.A., 9.125%, 2017 (n)                                                                           29,000              30,378
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   50,546,777
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Berry Plastics Holding Corp., 8.875%, 2014                                                        $ 5,800,000      $    5,974,000
---------------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co. LP, 9.875%, 2014                                                               3,335,000           3,451,725
---------------------------------------------------------------------------------------------------------------------------------
Greif, Inc., 6.75%, 2017 (n)                                                                        3,415,000           3,474,762
---------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                   7,655,000           8,076,025
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   20,976,512
---------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 6.125%, 2014                                                            $ 6,250,000      $    6,156,250
---------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 5.875%, 2015                                                              5,275,000           5,136,531
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,292,781
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Avago Technologies Finance, 11.875%, 2015                                                         $ 3,475,000      $    3,970,188
---------------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 10.125%, 2016 (n)                                                   10,080,000          10,180,800
---------------------------------------------------------------------------------------------------------------------------------
NXP B.V./NXP Funding LLC, 7.875%, 2014 (n)                                                          2,300,000           2,392,000
---------------------------------------------------------------------------------------------------------------------------------
NXP B.V./NXP Funding LLC, 9.5%, 2015 (n)                                                            2,030,000           2,131,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   18,674,488
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Gazprom International S.A., 6.21%, 2016                                                           $ 1,002,000      $    1,014,525
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013 (n)                                                                       2,140,000           2,550,880
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,565,405
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8.875%, 2019                                                       $ 1,071,000      $    1,360,170
---------------------------------------------------------------------------------------------------------------------------------
Russian Ministry of Finance, 12.75%, 2028                                                             880,000           1,600,658
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,960,828
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Chaparral Energy, Inc., 8.875%, 2017 (n)                                                          $ 4,895,000      $    5,017,375
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7%, 2014                                                                   3,702,000           3,822,315
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015                                                               7,120,000           7,128,900
---------------------------------------------------------------------------------------------------------------------------------
Cimarex Energy Co., 7.125%, 2017 (z)                                                                3,775,000           3,812,750
---------------------------------------------------------------------------------------------------------------------------------
Hilcorp Energy I, 9%, 2016 (n)                                                                      4,950,000           5,296,500
---------------------------------------------------------------------------------------------------------------------------------
Hilcorp Energy I LP, 7.75%, 2015 (n)                                                                1,940,000           1,949,700
---------------------------------------------------------------------------------------------------------------------------------
Mariner Energy, Inc., 8%, 2017                                                                      2,480,000           2,495,500
---------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625%, 2014                                                              6,290,000           6,321,450
---------------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7%, 2017                                                       5,295,000           5,301,619
---------------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125%, 2016                                                           6,210,000           6,178,950
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   47,325,059
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8%, 2014                                                                 $ 2,395,000      $    2,448,887
---------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 11%, 2016                                                                  3,110,000           3,568,725
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,017,612
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875%, 2011                                                     $12,339,000      $   12,380,471
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2014                                                       15,845,000          15,625,594
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   28,006,065
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., 8.5%, 2015 (n)                                                                     $ 7,465,000      $    7,810,256
---------------------------------------------------------------------------------------------------------------------------------
B&G Foods Holding Corp., 8%, 2011                                                                   3,570,000           3,623,550
---------------------------------------------------------------------------------------------------------------------------------
Del Monte Corp., 6.75%, 2015                                                                        3,920,000           3,929,800
---------------------------------------------------------------------------------------------------------------------------------
Dole Foods Co., Inc., 8.875%, 2011                                                                  3,230,000           3,270,375
---------------------------------------------------------------------------------------------------------------------------------
Michael Foods, Inc., 8%, 2013                                                                       3,105,000           3,198,150
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   21,832,131
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8%, 2010                                                              $ 1,295,000      $    1,296,619
---------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.5%, 2013                                                              7,725,000           8,159,531
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25%, 2012                                                                4,872,000           4,926,810
---------------------------------------------------------------------------------------------------------------------------------
JSG Funding PLC, 7.75%, 2015                                                                          525,000             538,125
---------------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012                                                                    384,000             404,160
---------------------------------------------------------------------------------------------------------------------------------
Millar Western Forest Products Ltd., 7.75%, 2013                                                    3,335,000           2,959,812
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   18,285,057
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 5.8%
---------------------------------------------------------------------------------------------------------------------------------
Great Canadian Gaming Corp., 7.25%, 2015 (n)                                                      $ 5,320,000      $    5,406,450
---------------------------------------------------------------------------------------------------------------------------------
Greektown Holdings, 10.75%, 2013 (n)                                                                3,940,000           4,225,650
---------------------------------------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc., 5.75%, 2017                                                          12,915,000          10,719,450
---------------------------------------------------------------------------------------------------------------------------------
Majestic Star Casino LLC, 9.75%, 2011                                                               4,350,000           4,176,000
---------------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375%, 2010                                                                 3,525,000           3,802,594
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.5%, 2010                                                                        3,075,000           3,297,937
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                                                      8,120,000           8,617,350
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6.75%, 2013                                                                       4,020,000           3,984,825
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 5.875%, 2014                                                                      3,010,000           2,825,637
---------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25%, 2012                                                           3,795,000           3,899,363
---------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.5%, 2014                                                                   7,960,000           7,492,350
---------------------------------------------------------------------------------------------------------------------------------
Wimar Opco LLC, 9.625%, 2014 (n)                                                                    4,820,000           4,892,300
---------------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC, 6.625%, 2014                                                                    7,670,000           7,689,175
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   71,029,081
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875%, 2012                                                                        $ 5,055,000      $    5,307,750
---------------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                   7,525,000           7,882,437
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,190,187
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
USI Holdings Corp., 9.75%, 2015 (z)                                                               $   780,000      $      795,600
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - HEALTH - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Centene Corp., 7.25%, 2014 (n)                                                                    $ 2,735,000      $    2,776,025
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Case Corp., 7.25%, 2016                                                                           $ 2,460,000      $    2,586,075
---------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                                                                 1,445,000           1,519,056
---------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 7.125%, 2014                                                                9,540,000          10,017,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,122,131
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 6.4%
---------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc., 7.5%, 2017 (n)                                                     $ 2,845,000      $    2,930,350
---------------------------------------------------------------------------------------------------------------------------------
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                                                    4,735,000           4,143,125
---------------------------------------------------------------------------------------------------------------------------------
Cooper Cos., Inc., 7.125%, 2015 (n)                                                                 4,145,000           4,227,900
---------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 6.625%, 2013                                                                          2,665,000           2,674,994
---------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 7.25%, 2015                                                                           9,005,000           9,207,612
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                                                             7,870,000           6,856,738
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 9.25%, 2016 (n)                                                                         16,355,000          17,826,950
---------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., 10.75%, 2016 (n)                                                                 2,890,000           3,150,100
---------------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc., 6.875%, 2015                                                                        2,570,000           2,560,363
---------------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75%, 2015                                                            6,115,000           6,252,588
---------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.25%, 2015                                                                 6,090,000           6,090,000
---------------------------------------------------------------------------------------------------------------------------------
U.S. Oncology, Inc., 10.75%, 2014                                                                   7,265,000           8,118,638
---------------------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding II, 9%, 2014                                                                3,550,000           3,678,688
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   77,718,046
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75%, 2013                                                             $ 9,290,000      $    9,220,325
---------------------------------------------------------------------------------------------------------------------------------
Chaparral Steel Co., 10%, 2013                                                                      4,545,000           5,084,719
---------------------------------------------------------------------------------------------------------------------------------
FMG Finance Ltd., 10.625%, 2016 (n)                                                                 6,395,000           7,482,150
---------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, 8.25%, 2015                                                         4,615,000           4,989,969
---------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, 8.375%, 2017                                                        7,905,000           8,646,094
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                                                  5,630,000           5,390,725
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 7.375%, 2016                                                                  3,600,000           3,802,500
---------------------------------------------------------------------------------------------------------------------------------
PNA Group, Inc., 10.75%, 2016 (n)                                                                   3,145,000           3,459,500
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   48,075,982
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.125%, 2016                                                                $ 5,550,000      $    5,619,375
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125%, 2015                                                          $ 5,495,000      $    5,714,800
---------------------------------------------------------------------------------------------------------------------------------
Colorado Interstate Gas Co., 5.95%, 2015                                                            2,880,000           2,908,549
---------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                                                   5,245,000           5,522,025
---------------------------------------------------------------------------------------------------------------------------------
El Paso Performance-Linked Trust, 7.75%, 2011 (n)                                                   6,810,000           7,252,650
---------------------------------------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp., 7%, 2011                                                      2,705,000           2,833,488
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                                                   2,608,000           2,738,400
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.75%, 2032                                                                    3,535,000           4,113,856
---------------------------------------------------------------------------------------------------------------------------------
Williams Partners LP, 7.25%, 2017 (n)                                                               4,285,000           4,531,388
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   35,615,156
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                                               $ 5,965,000      $    6,106,669
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                            4,461,000           4,968,439
---------------------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                                     5,070,000           5,450,250
---------------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.25%, 2011                                                            3,620,000           3,705,975
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011                                                                           3,915,000           4,169,475
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875%, 2012                                                                           6,905,000           7,630,025
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                     5,530,000           5,944,750
---------------------------------------------------------------------------------------------------------------------------------
Windstream Corp., 8.625%, 2016                                                                      5,515,000           6,052,713
---------------------------------------------------------------------------------------------------------------------------------
Windstream Corp., 7%, 2019 (n)                                                                      1,270,000           1,276,350
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   45,304,646
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016                                                         $ 6,920,000      $    6,868,100
---------------------------------------------------------------------------------------------------------------------------------
Compagnie Generale de Geophysique-Veritas, 7.75%, 2017                                              5,395,000           5,705,213
---------------------------------------------------------------------------------------------------------------------------------
GulfMark Offshore, Inc., 7.75%, 2014                                                                3,635,000           3,716,787
---------------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 9%, 2014                                                                    3,785,000           4,087,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   20,377,900
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015                                                                $ 5,769,000      $    6,129,563
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc., 10.25%, 2009                                                     $ 6,080,000      $    5,730,400
---------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                                            10,320,000           9,726,600
---------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                                             6,115,000           5,763,387
---------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8%, 2016 (n)                                                                         12,015,000          12,525,637
---------------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc., 6.875%, 2013                                                                 1,235,000           1,123,850
---------------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016(z)                                                   1,325,000             957,312
---------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp., 8.875%, 2016                                                                  6,230,000           6,759,550
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   42,586,736
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                                                    $ 3,343,000      $    3,610,440
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 12.5%, 2012                                                                       1,025,000           1,094,700
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,705,140
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Denny's Corp. Holdings, Inc., 10%, 2012                                                           $ 3,030,000      $    3,234,525
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Buhrmann U.S., Inc., 7.875%, 2015                                                                 $ 4,260,000      $    4,238,700
---------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                       3,740,000           3,861,550
---------------------------------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc., 7.625%, 2012                                                          3,290,000           3,492,592
---------------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc., 9%, 2015 (p)                                                             3,785,000           4,172,962
---------------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc., 10.375%, 2015                                                            2,340,000           2,629,575
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   18,395,379
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
GSC Holdings Corp., 8%, 2012                                                                      $ 3,340,000      $    3,561,275
---------------------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc., 11.375%, 2016 (n)                                                            4,650,000           5,115,000
---------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc., 8.25%, 2013                                                               4,195,000           4,415,238
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   13,091,513
---------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Jitney Jungle Stores of America, Inc., 10.375%, 2007 (d)                                          $   500,000      $            0
---------------------------------------------------------------------------------------------------------------------------------
Stater Bros. Holdings, Inc., 7.75%, 2015 (z)                                                        3,545,000           3,642,488
---------------------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc., 7.5%, 2014                                                                         3,815,000           3,986,675
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,629,163
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10%, 2013                                                        $ 1,090,000      $    1,179,925
---------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                      2,365,000           2,554,200
---------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                                                  4,275,000           4,520,813
---------------------------------------------------------------------------------------------------------------------------------
Wind Acquisition Finance S.A., 10.75%, 2015 (n)                                                     5,350,000           6,179,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,434,188
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.25%, 2012                                                              $ 2,067,000      $    2,185,919
---------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.3%, 2015                                                                 3,175,000           3,390,144
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,576,063
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014                                                                         $ 7,055,000      $    7,601,762
---------------------------------------------------------------------------------------------------------------------------------
Stena AB, 7%, 2016                                                                                  3,685,000           3,629,725
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   11,231,487
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 4.5%
---------------------------------------------------------------------------------------------------------------------------------
AES Corp., 9.375%, 2010                                                                           $ 6,690,000      $    7,342,275
---------------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 7.75%, 2016                                                                  2,670,000           2,810,175
---------------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034                                                                 7,170,000           7,922,850
---------------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation, Inc., 8.3%, 2011                                                        2,900,000           3,066,750
---------------------------------------------------------------------------------------------------------------------------------
Mirant North American LLC, 7.375%, 2013                                                             4,870,000           5,150,025
---------------------------------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.5%, 2008                                                             5,095,000           5,566,287
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375%, 2016                                                                     15,645,000          16,251,244
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375%, 2017                                                                      2,090,000           2,165,762
---------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                                4,840,000           5,075,950
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   55,351,318
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                      $1,042,982,780
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A" (a)                                                                                 74,900      $    1,996,834
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Cable, Inc. (a)                                                                            59,500           2,190,790
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,187,624
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp.                                                                                        184,100      $    3,608,360
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                                67,000      $    2,261,250
---------------------------------------------------------------------------------------------------------------------------------
Foundation Coal Holdings, Inc.                                                                         75,000           2,954,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,215,500
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                                                52,900      $    1,042,659
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Titan International, Inc.                                                                              25,900      $      729,862
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc. (a)                                                                             1,087      $            0
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                                    95,800      $    2,826,100
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                                                 37,200      $    1,391,652
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Golden Books Family Entertainment, Inc. (a)                                                           206,408      $            0
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Windstream Corp.                                                                                      137,000      $    2,002,940
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                              $   21,004,697
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE LOANS - 9.0% (g)(r)
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., Term Loan B, 8.36%, 2013                                                          $11,399,152      $   11,476,638
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., Term Loan B, 7.73%, 2013                                                      8,163,491           8,219,615
---------------------------------------------------------------------------------------------------------------------------------
Mark IV Industries, Inc., Second Lien Term Loan, 11.10%, 2011                                       3,476,611           3,508,481
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   23,204,734
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Gray Television, Inc., Term Loan B, 6.58%, 2014 (o)                                               $ 2,616,262      $    2,613,020
---------------------------------------------------------------------------------------------------------------------------------
Univison Communications, Inc., Term Loan B, 7.61%, 2014                                             7,677,180           7,662,784
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,275,804
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., Term Loan, 7.35%, 2014                                              $ 2,787,162      $    2,787,162
---------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., Term Loan B, 7.08%, 2013                                                        4,081,073           4,094,023
---------------------------------------------------------------------------------------------------------------------------------
MCC Iowa LLC Mediacom, Term Loan, 6.86%, 2012                                                       3,664,936           3,629,051
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,510,236
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Celanese AG, Term Loan, 7.10%, 2014                                                               $ 5,818,189      $    5,849,095
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Altivity Packaging LLC, Second Lien Term Loan, 10.32%, 2013                                       $ 1,061,576      $    1,079,269
---------------------------------------------------------------------------------------------------------------------------------
Altivity Packaging LLC, Second Lien Term Loan, 10.32%, 2013                                         3,317,424           3,372,715
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    4,451,984
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Dean Foods, Term Loan B, 6.88%, 2014                                                              $ 4,500,199      $    4,506,766
---------------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc., Letter of Credit, 5.23%, 2013                                                    282,498             282,195
---------------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc., Term Loan C, 7.46%, 2013                                                       2,097,549           2,095,302
---------------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc., Term Loan B, 7.54%, 2013                                                         629,265             628,590
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,512,853
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Term Loan, 7.09%, 2012                                                     $ 5,943,159      $    5,970,151
---------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Term Loan B-2, 7.09%, 2013                                                     390,526             392,374
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,362,525
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Gulfside Casino, Term Loan B, 10.34%, 2012                                                        $ 6,489,148      $    6,537,817
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., Term Loan B, 7.60%, 2013                                                               $ 5,925,431      $    5,985,479
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., Letter of Credit, 5.32%, 2014                                   $ 1,626,831      $    1,633,949
---------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., Term Loan B, 7.10%, 2014                                          3,482,325           3,497,560
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,131,509
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., Term Loan B, 7.35%, 2014                                                            $13,426,893      $   13,512,003
---------------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC, Term Loan B, 7.61%, 2013                                                       5,034,091           5,074,365
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   18,586,368
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc., Term Loan, 8.125%, 2013                                                    $ 5,824,391      $    5,864,436
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE LOANS                                                                                        $  110,272,840
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc. (a)(p)                                                                           158      $    1,223,019
---------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., "B", 10.75% (p)                                                     2,034           2,227,230
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    3,450,249
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, "B", REIT, 8.75%                                                                 4,500      $      113,580
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL PREFERRED STOCKS                                                                                           $    3,563,829
---------------------------------------------------------------------------------------------------------------------------------
                                                               STRIKE PRICE        FIRST EXERCISE
---------------------------------------------------------------------------------------------------------------------------------
WARRANTS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Knology, Inc. (a) (z)                                                 $0.10             11/22/97        2,475      $       10,435
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS (v) - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio, 5.27%, at Net Asset Value (v)                            34,320,493      $   34,320,493
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (k)                                                                                            $1,212,155,074
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.7%                                                                                   8,231,120
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                              $1,220,386,194
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(d) Non-income producing security - in default.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of April 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $1,021,425,478 and 84.27% of market value. An independent pricing service provided an evaluated bid for 84.18% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $197,016,043 representing 16.1% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v) Affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                    ACQUISITION           ACQUISITION       CURRENT       TOTAL % OF
RESTRICTED SECURITIES                                  DATE                   COST       MARKET VALUE     NET ASSETS
---------------------------------------------------------------------------------------------------------------------
Airlie LCDO Ltd., CDO, FRN, 7.25%, 2011              10/13/06             $ 2,326,000      $ 2,318,789
Anthracite CDO Ltd., 6%, 2037                         5/14/02               3,503,209        4,579,306
Asset Securitization Corp., FRN, 8.356%, 2029         1/25/05               1,726,172        2,148,179
CWCapital Cobalt CDO Ltd., "E2", 6%, 2045             3/20/06                 957,539          975,300
CWCapital Cobalt CDO Ltd., "F", FRN, 6.655%, 2050     4/12/06                 610,000          605,864
CWCapital Cobalt CDO Ltd., "G", FRN, 6.855%, 2050     4/12/06               1,890,000        1,870,987
Cimarex Energy Co., 7.125%, 2017                  4/17/07-4/18/07           3,810,169        3,812,750
Falcon Franchise Loan LLC, 4.122%, 2025               1/29/03               2,949,251        2,036,879
Kar Holdings, Inc., 10%, 2015                     4/13/07-4/24/07           6,176,038        6,264,131
Knology, Inc.                                        10/16/97                   5,980           10,435
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016        4/03/07                 945,781          957,312
Realogy Corp., 10.5%, 2014                            4/05/07               2,153,535        2,182,725
Realogy Corp., 12.375%, 2015                          4/05/07               3,724,641        3,795,000
Stater Bros. Holdings, Inc., 7.75%, 2015          4/03/07-4/12/07           3,598,175        3,642,488
TIERS Beach Street Synthetic, CLO, FRN,
9.35%, 2011                                           5/17/06               2,750,000        2,750,000
USI Holdings Corp., 9.75%, 2015                       4/26/07                 793,650         795,600
Wachovia Credit, CDO, FRN, 6.696%, 2026               6/08/06               1,320,000        1,308,516
                                                                                           -------------------------
Total Restricted Securities                                                                $40,054,261          3.3%
                                                                                           =========================


The following abbreviations are used in this report and are defined:
CDO      Collateralized Debt Obligation
CLO      Collateralized Loan Obligation
FRN      Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT     Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
GBP      British Pound

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS HIGH INCOME FUND
SUPPLEMENTAL INFORMATION (UNAUDITED) 4/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:



Aggregate Cost                                                $1,176,895,883
                                                              ==============
Gross unrealized appreciation                                 $   38,812,475
Gross unrealized depreciation                                     (3,553,284)
                                                              --------------
      Net unrealized appreciation (depreciation)              $   35,259,191
                                                              ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) UNFUNDED LOAN COMMITMENTS

As of April 30, 2007, the portfolio had unfunded loan commitments of $347,681, which could be extended at the option of the borrower, pursuant to the following loan agreements:


                                                    UNFUNDED       UNREALIZED
                                                      LOAN        APPRECIATION
BORROWER                                           COMMITMENT     (DEPRECIATION)
-------------------------------------------------------------------------------
Univison Communications, Inc., Delayed Draw,
Term Loan B, 2014                                  $  291,690         $ (547)
Gray Television, Inc., Delayed Draw, Term
Loan B, 2014                                           55,991            (97)
-------------------------------------------------------------------------------
                                                   $  347,681         $ (644)
                                                   ==========         ======

At April 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these contracts.

(3) FINANCIAL INSTRUMENTS

DERIVATIVES
-----------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AT 4/30/07
Appreciation and Depreciation in the table below are reported by currency.

                                                                                                   NET
                                                                                                 UNREALIZED
                        CONTRACTS TO        SETTLEMENT                           CONTRACTS       APPRECIATION
TYPE     CURRENCY     DELIVER/RECEIVE       DATE RANGE     IN EXCHANGE FOR       AT VALUE      (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
(DEPRECIATION)
--------------

Buy         GBP           788,716            6/20/07       $ 1,580,919          $ 1,576,473      $ (4,446)
                                                                                                 ========

FUTURES CONTRACTS OUTSTANDING AT 4/30/07
                                                                                                 UNREALIZED
                                                                                EXPIRATION       APPRECIATION
DESCRIPTION                                  CONTRACTS           VALUE              DATE        (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Long)                       368           $ 41,124,000        Jun-07         $ (593,538)
                                                                                                 ==========

SWAP AGREEMENTS AT 4/30/07

                                                                                                 UNREALIZED
                    NOTIONAL                          CASH FLOWS         CASH FLOWS             APPRECIATION
EXPIRATION           AMOUNT        COUNTERPARTY       TO RECEIVE           TO PAY              (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
3/20/12   USD      4,200,000     Merrill Lynch          (1)           3.70% (fixed rate)       $     (33,636)
                                 International
6/20/12   USD      4,200,000     Goldman Sachs          (2)           1.49% (fixed rate)             (35,054)

6/20/12   USD      4,200,000     Morgan Stanley         (3)           2.75% (fixed rate)             (12,825)

6/20/12   USD      4,200,000     Morgan Stanley   3.76% (fixed rate)         (4)                     (24,979)

3/20/17   USD       700,000       J.P. Morgan           (5)           0.78% (fixed rate)               9,711

3/20/17   USD       700,000       J.P. Morgan           (5)           0.80% (fixed rate)               8,668

3/20/17   USD       700,000      Merrill Lynch          (5)           0.81% (fixed rate)               8,146
                                 International
                                                                                               -------------
                                                                                               $     (79,969)
                                                                                               =============

(1) Fund to receive notional amount upon a defined credit default event by Lear Corp., 5.25%, 8/01/14.

(2) Fund to receive notional amount upon a defined credit default event by Constellation Brands, 8%, 2/15/08.

(3) Fund to receive notional amount upon a defined credit default event by Smurfit Stone Container Corp., 7.5%, 6/01/13.

(4) Fund to pay notional amount upon a defined credit default event by Bowater, Inc., 6.5%, 6/15/13.

(5) Fund to receive notional amount upon a defined credit default event by Waste Management, 7.375, 8/01/10.


At April 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS(R) MUNICIPAL HIGH INCOME FUND

4/30/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Municipal High Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/07

ISSUER                                                                                             SHARES/PAR           VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS - 101.4%
---------------------------------------------------------------------------------------------------------------------------------
AIRPORT & PORT REVENUE - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev. (Third Lien Passenger Facility B), FSA,
  5.75%, 2022 (u)                                                                                 $12,500,000      $   13,637,625
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev., Third Lien, "A", MBIA, 5%, 2029                     4,270,000           4,509,291
---------------------------------------------------------------------------------------------------------------------------------
Denver, CO, City & County Airport Rev., AMBAC, 6%, 2017 (u)                                         5,000,000           5,324,700
---------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Aviation Rev., "A", CIFG, 5%, 2038                                           2,195,000           2,254,045
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agency, Special Facilities Rev. (Terminal
  One Group), 5.5%, 2024                                                                              850,000             912,883
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   26,638,544
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - GENERAL PURPOSE - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts, 5.375%, 2011 (c)(u)                                                $ 4,000,000      $    4,281,400
---------------------------------------------------------------------------------------------------------------------------------
Commonwealth of Puerto Rico, Public Improvement, "A", 5.25%, 2027                                   1,165,000           1,249,835
---------------------------------------------------------------------------------------------------------------------------------
Cranston, RI, FGIC, 6.375%, 2009 (c)                                                                  855,000             918,244
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, OH, 6.25%, 2010 (c)                                                                1,000,000           1,094,510
---------------------------------------------------------------------------------------------------------------------------------
Kane Kendall County, IL, Capital Appreciation, "E", FGIC, 0%, 2023                                  5,945,000           2,676,558
---------------------------------------------------------------------------------------------------------------------------------
Kane Kendall County, IL, Capital Appreciation, "E", FGIC, 0%, 2025                                  6,000,000           2,418,840
---------------------------------------------------------------------------------------------------------------------------------
Little Rock, AR, Capital Improvement Rev., 5.7%, 2018                                                 720,000             738,972
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, FGIC, 5.25%, 2015 (u)                                                             10,620,000          11,781,934
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "H", FGIC, 6.125%, 2007 (c)                                                           1,210,000           1,229,384
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "H", FGIC, 6.125%, 2025                                                               6,790,000           6,896,399
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "I-1", 5%, 2025                                                                       6,000,000           6,335,280
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "M", 5%, 2035                                                                        11,200,000          11,712,960
---------------------------------------------------------------------------------------------------------------------------------
State of Florida, Department of Transportation, 5%, 2017 (u)                                        4,600,000           4,762,472
---------------------------------------------------------------------------------------------------------------------------------
Texas Department of Transportation, 7%, 2012                                                          119,167             119,285
---------------------------------------------------------------------------------------------------------------------------------
Washington Motor Vehicle Fuel Tax, "B", FSA, 5%, 2024                                               9,850,000          10,431,052
---------------------------------------------------------------------------------------------------------------------------------
West Warwick, RI, 7.45%, 2013                                                                         410,000             419,360
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   67,066,485
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - IMPROVEMENT - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Bergen County, NJ, Improvement Authority School District Rev. (Township of Wyckoff
  Board of Education), 5%, 2032                                                                   $   540,000      $      571,412
---------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, "B", 5.75%, 2009 (c)                                                                  910,000             955,564
---------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, "B", 5.75%, 2009 (c)                                                                   90,000              94,544
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia, "A", 6%, 2007 (c)                                                             5,000,000           5,108,450
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligation (Greenville Board), 5%, 2027                        1,750,000           1,749,073
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    8,479,043
---------------------------------------------------------------------------------------------------------------------------------
GENERAL OBLIGATIONS - SCHOOLS - 4.7%
---------------------------------------------------------------------------------------------------------------------------------
Aledo, TX, Independent School District, School Building, "A", PSF, 5.125%, 2033                   $ 2,815,000      $    2,970,867
---------------------------------------------------------------------------------------------------------------------------------
Celina, TX, Independent School District, School Building, PSF, 5%, 2037                             5,925,000           6,239,321
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Board of Education, FGIC, 5.25%, 2020 (u)                                             15,820,000          17,804,935
---------------------------------------------------------------------------------------------------------------------------------
De Soto, TX, Independent School District, School Building, PSF, 0%, 2031                            1,700,000             505,529
---------------------------------------------------------------------------------------------------------------------------------
De Soto, TX, Independent School District, School Building, PSF, 0%, 2034                            1,285,000             324,231
---------------------------------------------------------------------------------------------------------------------------------
De Soto, TX, Independent School District, School Building, PSF, 0%, 2036                            1,715,000             388,362
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, School District, 6%, 2010 (c)                                                   1,700,000           1,833,178
---------------------------------------------------------------------------------------------------------------------------------
Fort Bend, TX, Independent School District, "A", PSF, 5.25%, 2027                                   2,825,000           3,031,281
---------------------------------------------------------------------------------------------------------------------------------
Irving, TX, Independent School District, Capital Appreciation, PSF, 0%, 2026                        3,495,000           1,376,750
---------------------------------------------------------------------------------------------------------------------------------
Kane Cook & Dupage Counties, IL, FSA, 6.375%, 2011 (c)                                              1,255,000           1,368,891
---------------------------------------------------------------------------------------------------------------------------------
Kane Cook & Dupage Counties, IL, FSA, 6.5%, 2011 (c)                                                1,355,000           1,483,711
---------------------------------------------------------------------------------------------------------------------------------
Lake County, IL, FGIC, 6%, 2008 (c)                                                                 2,500,000           2,589,575
---------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, PSF, 0%, 2029                                             7,310,000           2,185,032
---------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, PSF, 0%, 2030                                             6,480,000           1,824,314
---------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital Appreciation, Refunding, School
  Building, FGIC, 0%, 2026                                                                          3,780,000           1,445,132
---------------------------------------------------------------------------------------------------------------------------------
Leander, TX, Independent School District, Capital Appreciation, Refunding, School
  Building, FGIC, 0%, 2031                                                                          3,820,000           1,088,776
---------------------------------------------------------------------------------------------------------------------------------
McHenry & Lake County, IL, FSA, 6.125%, 2010 (c)                                                    1,700,000           1,807,440
---------------------------------------------------------------------------------------------------------------------------------
Pasadena, TX, Independent School District, School Building, 4.75%, 2036                             3,000,000           3,064,650
---------------------------------------------------------------------------------------------------------------------------------
Prosper, TX, Independent School District, Capital Appreciation, School Building, "N",
  PSF, 0%, 2031                                                                                     2,595,000             754,782
---------------------------------------------------------------------------------------------------------------------------------
Royse City, TX, Independent School District, School Building, PSF, 0%, 2027                         2,960,000           1,097,538
---------------------------------------------------------------------------------------------------------------------------------
Royse City, TX, Independent School District, School Building, PSF, 0%, 2029                         2,995,000             994,909
---------------------------------------------------------------------------------------------------------------------------------
San Jose Evergreen, CA, Community College District, Election 2004, "A", MBIA, 0%, 2028              3,260,000           1,118,310
---------------------------------------------------------------------------------------------------------------------------------
Snyder, TX, Independent School District, School Building, AMBAC, 5.25%, 2030                        2,150,000           2,311,723
---------------------------------------------------------------------------------------------------------------------------------
State of Florida, Board of Education, FGIC, 5.25%, 2012 (u)                                         3,000,000           3,209,070
---------------------------------------------------------------------------------------------------------------------------------
State of Florida, Board of Education, FGIC, 5.25%, 2013 (u)                                        10,000,000          10,808,200
---------------------------------------------------------------------------------------------------------------------------------
State Public School Building Authority, PA, School Rev. (Haverford Township Project),
  XLCA, 5%, 2027                                                                                    2,670,000           2,834,766
---------------------------------------------------------------------------------------------------------------------------------
West Contra Costa, CA, Unified School District, FGIC, 0%, 2026                                     10,425,000           4,452,413
---------------------------------------------------------------------------------------------------------------------------------
White Settlement, TX, Independent School District, School Building, PSF, 0%, 2033                   8,965,000           2,346,499
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   81,260,185
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - HOSPITALS - 23.0%
---------------------------------------------------------------------------------------------------------------------------------
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev.
  (Russell Hospital Corp.), "A", 5.75%, 2036                                                      $ 1,900,000      $    1,990,763
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (Jefferson Regional
  Medical Center), "A", 4.75%, 2025                                                                 6,910,000           6,937,294
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (South Hills Health
  Systems), "B", 6.75%, 2010 (c)                                                                    1,200,000           1,301,076
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
  Health), 9.25%, 2030                                                                              6,100,000           7,181,530
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny
  Health), "B", 9.25%, 2022                                                                         3,360,000           3,955,728
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority Rev. (Washington Regional Medical
  Center), 7.25%, 2010 (c)                                                                          2,500,000           2,728,025
---------------------------------------------------------------------------------------------------------------------------------
Athens County, OH, Hospital Facilities Rev. (O'Bleness Memorial Hospital), "A",
  7.125%, 2033                                                                                      2,500,000           2,705,575
---------------------------------------------------------------------------------------------------------------------------------
Baldwin County, AL, Eastern Shore Health Care Authority Rev. (Thomas Hospital),
  5.75%, 2008 (c)                                                                                   1,600,000           1,659,856
---------------------------------------------------------------------------------------------------------------------------------
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health
  Systems, Inc.), "A", 5%, 2030                                                                     5,660,000           5,778,124
---------------------------------------------------------------------------------------------------------------------------------
Brookhaven, NY, Industrial Development Agency Rev. (Memorial Hospital Medical
  Center, Inc.), "A", 8.25%, 2010 (c)                                                               2,500,000           2,893,625
---------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev. (Sutter Health), "A", 5%, 2042                1,065,000           1,100,890
---------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority Rev. (Sutter Health), "A", 5.25%, 2046             4,985,000           5,272,136
---------------------------------------------------------------------------------------------------------------------------------
California Valley Health Systems, COP, 6.875%, 2023                                                 2,050,000           2,066,380
---------------------------------------------------------------------------------------------------------------------------------
Carroll County, IA, Hospital Rev. (St. Anthony Regional Hospital), "A", 5%, 2031                    1,675,000           1,694,832
---------------------------------------------------------------------------------------------------------------------------------
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev.
  (Women's Christian Assn.), "A", 6.35%, 2017                                                       1,070,000           1,096,022
---------------------------------------------------------------------------------------------------------------------------------
Chautauqua County, NY, Industrial Development Agency, Civic Facilities Rev.
  (Women's Christian Assn.), "A", 6.4%, 2029                                                        3,360,000           3,417,490
---------------------------------------------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira), "A", 6%, 2013             1,560,000           1,568,596
---------------------------------------------------------------------------------------------------------------------------------
Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-Elmira), "B", 6.35%, 2013          1,095,000           1,126,963
---------------------------------------------------------------------------------------------------------------------------------
Chester County, PA, Health & Educational Facilities Rev. (Chester County Hospital),
  "A", 6.75%, 2031                                                                                  2,500,000           2,716,000
---------------------------------------------------------------------------------------------------------------------------------
Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial Hospital),
  6.25%, 2023                                                                                         930,000           1,003,656
---------------------------------------------------------------------------------------------------------------------------------
Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical Center, Inc.),
  5%, 2026                                                                                            110,000             111,659
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Medical Center, Inc.), 6.5%, 2020                 770,000             836,505
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Parkview Medical Center, Inc.), 5%, 2025                 1,000,000           1,032,240
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Portercare Adventist Health Systems),
  6.625%, 2011 (c)                                                                                  2,200,000           2,483,910
---------------------------------------------------------------------------------------------------------------------------------
Crittenden County, AR, Hospital Rev., Refunding & Improvement, 7.15%, 2025                          1,165,000           1,185,352
---------------------------------------------------------------------------------------------------------------------------------
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.), 7.5%, 2030                            5,020,000           5,530,434
---------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., "A", 5.375%, 2018                                     3,700,000           3,764,306
---------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023                                           750,000             796,042
---------------------------------------------------------------------------------------------------------------------------------
Denver, CO, Health & Hospital Authority Rev., "A", 5.375%, 2028                                       950,000             959,614
---------------------------------------------------------------------------------------------------------------------------------
Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), "A",
  4.875%, 2027                                                                                      4,725,000           4,649,967
---------------------------------------------------------------------------------------------------------------------------------
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.2%, 2025                   750,000             782,760
---------------------------------------------------------------------------------------------------------------------------------
Gaylord, MI, Hospital Finance Authority Rev. (Otsego Memorial Hospital), 6.5%, 2031                   865,000             915,135
---------------------------------------------------------------------------------------------------------------------------------
Genesee County, NY, Industrial Development Agency Civic Facility Rev. (United
  Memorial Medical Center), 5%, 2027                                                                  700,000             691,124
---------------------------------------------------------------------------------------------------------------------------------
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project),
  5.25%, 2037                                                                                       2,100,000           2,132,676
---------------------------------------------------------------------------------------------------------------------------------
Grand Forks, ND, Health Care Authority Rev. (Altru Health Systems Obligated Group),
  7.125%, 2024                                                                                      2,250,000           2,457,720
---------------------------------------------------------------------------------------------------------------------------------
Hermann, MO, Hospital Rev., 5.15%, 2036                                                             3,920,000           3,904,594
---------------------------------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev. (Adventist Health Systems), "C",
  5.25%, 2036                                                                                       3,735,000           3,923,543
---------------------------------------------------------------------------------------------------------------------------------
Highlands County, FL, Health Facilities Authority Rev. (Adventist/Sunbelt Hospital),
  6%, 2011 (c)                                                                                      3,000,000           3,312,240
---------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031                                      2,090,000           2,123,294
---------------------------------------------------------------------------------------------------------------------------------
Illinois Health Facilities Authority Rev. (Sinai Health), FHA, 5.15%, 2037                          2,500,000           2,600,400
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Clarian Health), "A",
  5%, 2039                                                                                          1,155,000           1,180,456
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Community Hospital), "A",
  AMBAC, 5%, 2035                                                                                   5,220,000           5,454,221
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medical
  Research Foundation, Inc.), "A", 6.375%, 2021                                                     3,300,000           3,502,818
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Munster Medical
  Research Foundation, Inc.), "A", 6.375%, 2031                                                     8,950,000           9,524,858
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev. (Riverview Hospital),
  6.125%, 2031                                                                                      3,750,000           4,030,312
---------------------------------------------------------------------------------------------------------------------------------
Indiana Health Facilities Financing Authority, Hospital Rev., (Clarian Health), "A",
  4.75%, 2034                                                                                         500,000             499,965
---------------------------------------------------------------------------------------------------------------------------------
Johnson City, TN, Health & Educational Facilities, Hospital Rev. (Mountain States
  Health), "A", 5.5%, 2036                                                                          1,095,000           1,169,613
---------------------------------------------------------------------------------------------------------------------------------
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health
  Systems), 5.5%, 2029                                                                              1,290,000           1,362,833
---------------------------------------------------------------------------------------------------------------------------------
Joplin, MO, Industrial Development Authority Health Facilities Rev. (Freeman Health
  Systems), 5.75%, 2035                                                                             1,395,000           1,513,645
---------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority (Norton Healthcare), "A", 6.625%, 2010 (c)          1,565,000           1,726,821
---------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority Health System Rev. (Norton
  Healthcare), 6.5%, 2010 (c)                                                                       1,965,000           2,160,380
---------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare),
  "A", 6.5%, 2020                                                                                   3,035,000           3,274,856
---------------------------------------------------------------------------------------------------------------------------------
Kentucky Economic Development Finance Authority, Unrefunded (Norton Healthcare),
  "A", 6.625%, 2028                                                                                   435,000             470,226
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Educational & Housing Facilities Board Rev. (University
  Health Systems, Inc.), 5.25%, 2027                                                                2,025,000           2,105,838
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Educational & Housing Facilities Board Rev. (University
  Health Systems, Inc.), 5.25%, 2036                                                                2,700,000           2,799,117
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Educational & Housing Facilities Board Rev. (Covenant
  Health), "A", 0%, 2039                                                                            5,000,000           1,002,600
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev.
  (Baptist Health Systems), 6.5%, 2031                                                              7,100,000           7,412,542
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev.
  (Covenant Health), "A", 0%, 2035                                                                  3,795,000             942,374
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev.
  (Covenant Health), "A", 0%, 2037                                                                  1,625,000             362,749
---------------------------------------------------------------------------------------------------------------------------------
Knox County, TN, Health, Educational, Hospital & Housing Facilities Board Rev.
  (Covenant Health),  "A ", 0%, 2036                                                                2,490,000             586,320
---------------------------------------------------------------------------------------------------------------------------------
Lufkin, TX, Health Facilities Rev. (Memorial Health System of East Texas), 5.7%, 2008 (c)           3,305,000           3,419,320
---------------------------------------------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General
  Hospital), 5.75%, 2025                                                                            2,050,000           2,140,077
---------------------------------------------------------------------------------------------------------------------------------
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens General
  Hospital), 5.875%, 2034                                                                           4,345,000           4,538,787
---------------------------------------------------------------------------------------------------------------------------------
Madison County, ID, Hospital Rev., COP, 5.25%, 2037                                                 2,640,000           2,705,710
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (University of Maryland
  Medical System), 6.75%, 2010 (c)                                                                  1,000,000           1,099,990
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), "A",
  5.7%, 2015                                                                                        3,500,000           3,615,815
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Caritas Christi), "B",
  6.5%, 2012                                                                                        1,500,000           1,636,770
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), "D",
  5.25%, 2018                                                                                       4,600,000           4,662,790
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville
  Hospital), "D", 6.35%, 2012 (c)                                                                   1,450,000           1,638,471
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (North Adams Regional
  Hospital), "C", 6.625%, 2018                                                                      1,405,000           1,422,099
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Northern Berkshire
  Health), "B", 6.375%, 2034                                                                          760,000             796,860
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (Saints Memorial
  Medical Center), "A", 6%, 2023                                                                   12,530,000          12,605,055
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Health & Educational Facilities Authority Rev. (University of
  Massachusetts Memorial Hospital), "C", 6.5%, 2021                                                   500,000             541,070
---------------------------------------------------------------------------------------------------------------------------------
Mecosta County, MI, General Hospital Rev., 6%, 2018                                                 1,200,000           1,231,644
---------------------------------------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center),
  6.75%, 2029                                                                                       2,490,000           2,823,013
---------------------------------------------------------------------------------------------------------------------------------
Miami Beach, FL, Health Facilities Authority Rev. (Mount Sinai Medical Center), "A",
  6.7%, 2019                                                                                        3,505,000           3,843,898
---------------------------------------------------------------------------------------------------------------------------------
Michigan Hospital Finance Authority Rev. (Memorial Healthcare Center), 5.875%, 2021                 1,000,000           1,048,350
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp., Health Facilities Rev. (Rush Medical Foundation,
  Inc.), 5.375%, 2008 (c)                                                                             700,000             726,341
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp., Health Facilities Rev. (Rush Medical Foundation,
  Inc.), 5.625%, 2008 (c)                                                                             250,000             260,110
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligation (Covington Hospital Nursing Home),
   "A", AMBAC, 5%, 2031                                                                               500,000             524,310
---------------------------------------------------------------------------------------------------------------------------------
Monongalia County, WV, Building Commission Hospital Rev. (Monongalia General
  Hospital), "A", 5%, 2030                                                                          1,325,000           1,349,804
---------------------------------------------------------------------------------------------------------------------------------
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial
  Hospital Corp.), 5.375%, 2026                                                                     1,720,000           1,800,616
---------------------------------------------------------------------------------------------------------------------------------
Monroe County, MI, Hospital Finance Authority, Hospital Rev. (Mercy Memorial
  Hospital Corp.), 5.5%, 2035                                                                       3,225,000           3,378,929
---------------------------------------------------------------------------------------------------------------------------------
Monroe County, NY, Industrial Development Agency, Civic Facilities Rev. (Highland
  Hospital of Rochester), 5%, 2025                                                                    185,000             190,017
---------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital &
  Clinic), 5.25%, 2031                                                                              1,915,000           1,969,348
---------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health),
  "A- 2", MBIA, 0%, to 2007, 5% to 2014 (c)                                                         5,100,000           5,292,270
---------------------------------------------------------------------------------------------------------------------------------
Montgomery, AL, Special Care Facilities, Financing Authority Rev. (Baptist Health),
  "C", 5.25%, 2014 (c)                                                                              2,240,000           2,447,939
---------------------------------------------------------------------------------------------------------------------------------
Neosho County, KS, Hospital Authority Rev., "A", 5.05%, 2026                                        1,075,000           1,081,278
---------------------------------------------------------------------------------------------------------------------------------
Neosho County, KS, Hospital Authority Rev., "A", 5.15%, 2031                                          770,000             774,050
---------------------------------------------------------------------------------------------------------------------------------
Neosho County, KS, Hospital Authority Rev., "B", 5%, 2022                                           2,000,000           1,997,300
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical
  Center), "A", 6.125%, 2012 (c)                                                                    1,320,000           1,476,684
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical
  Center), "A", 6.125%, 2032                                                                          180,000             195,102
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Health & Educational Facilities Authority Rev. (Covenant Health),
  6.5%, 2017                                                                                        3,975,000           4,389,076
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Authority Rev. (Littleton
  Regional Hospital), "A", 5.9%, 2018                                                               1,750,000           1,797,215
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Authority Rev. (Littleton
  Regional Hospital), "B", 5%, 2008                                                                   160,000             160,014
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority Rev. (Children's Specialized
  Hospital), "A", 5.5%, 2030                                                                          755,000             792,569
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority Rev. (Palisades Medical
  Center), 6.625%, 2031                                                                             1,115,000           1,209,173
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority Rev. (Saint Barnabas Health)
  Capital Appreciation, "B", 0%, 2036                                                              16,255,000           3,669,079
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority Rev. (Saint Barnabas Health)
  Capital Appreciation, "B", 0%, 2037                                                              10,840,000           2,318,242
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter's University
  Hospital), "A", 6.875%, 2030                                                                      4,000,000           4,304,760
---------------------------------------------------------------------------------------------------------------------------------
New Mexico State Hospital Equipment Loan Council, Hospital Rev. (Rehoboth
  McKinley Christian Hospital), "A", 5.25%, 2026                                                    1,580,000           1,560,803
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU
  Health), 5.5%, 2026                                                                               1,895,000           1,935,894
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU
  Health), "C", 5.5%, 2026                                                                          2,000,000           2,033,820
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev., Non State Supported Debt (NYU Hospitals
  Center), "A", 5%, 2026                                                                            5,810,000           6,010,794
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island
  University Hospital), "A", 6.375%, 2031                                                             495,000             515,206
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island
  University Hospital), "B", 6.375%, 2031                                                           1,465,000           1,524,801
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency, Civic Facilities Rev. (Staten Island
  University Hospital), "C", 6.45%, 2032                                                              930,000             977,225
---------------------------------------------------------------------------------------------------------------------------------
Norman, OK, Regional Hospital Authority Rev., 5.375%, 2036                                          4,455,000           4,620,771
---------------------------------------------------------------------------------------------------------------------------------
Ohio County, WV, County Commission Health System Rev. (Ohio Valley Medical
  Center), 5.75%, 2013                                                                              5,000,000           4,937,200
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), "B",
  6%, 2014                                                                                          2,400,000           2,635,872
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Development Finance Authority Rev. (Comanche County Hospital), "B",
  6.6%, 2031                                                                                        4,080,000           4,461,439
---------------------------------------------------------------------------------------------------------------------------------
Peninsula Ports Authority, VA, Hospital Facility Rev. (Whittaker Memorial), FHA,
  8.7%, 2023                                                                                          480,000             545,429
---------------------------------------------------------------------------------------------------------------------------------
Quincy, IL, Quincy Hospital Rev. (Blessing Hospital), 5%, 2029                                      6,185,000           6,296,454
---------------------------------------------------------------------------------------------------------------------------------
Rhode Island Health & Education Building Corp. Rev., Hospital Financing (Lifespan
  Obligated Group), 6.5%, 2012 (c)                                                                  9,000,000          10,184,850
---------------------------------------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.375%, 2014               1,395,000           1,438,845
---------------------------------------------------------------------------------------------------------------------------------
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems, Inc.), 6.5%, 2027                 1,855,000           1,906,198
---------------------------------------------------------------------------------------------------------------------------------
Salida, CO, Hospital District Rev., 5.25%, 2036                                                     3,845,000           3,915,940
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
  Healthcare), 6%, 2012 (c)                                                                           450,000             499,604
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
  Healthcare), 6%, 2012 (c)                                                                           745,000             827,121
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
  Healthcare), 6%, 2012 (c)                                                                           750,000             832,673
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
  Healthcare), 6.25%, 2012 (c)                                                                        750,000             841,665
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
  Healthcare), 6.25%, 2012 (c)                                                                      1,250,000           1,402,775
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Educational & Housing Facilities Board Hospital Rev. (Methodist
  Healthcare), 6%, 2012 (c)                                                                         1,255,000           1,393,339
---------------------------------------------------------------------------------------------------------------------------------
Sierra View, CA, Local Health Care District Rev., 5.4%, 2022                                        3,000,000           3,073,590
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev.
  (Palmetto Health Alliance), 6.25%, 2031                                                           2,725,000           2,961,803
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Medical University, Hospital Facilities Rev., "A", MBIA, 5%, 2031                    1,995,000           2,081,403
---------------------------------------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.375%, 2015                    885,000             915,993
---------------------------------------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.5%, 2020                    1,805,000           1,867,489
---------------------------------------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.625%, 2029                  1,330,000           1,367,041
---------------------------------------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev. (Anderson Hospital), 5.125%, 2036                  1,750,000           1,789,743
---------------------------------------------------------------------------------------------------------------------------------
Springfield, TN, Health & Educational Facilities Rev. (Northcrest Medical Center),
  5.25%, 2018                                                                                       3,500,000           3,518,340
---------------------------------------------------------------------------------------------------------------------------------
Springfield, TN, Health & Educational Facilities Rev. (Northcrest Medical Center),
  5.375%, 2024                                                                                      4,000,000           4,031,000
---------------------------------------------------------------------------------------------------------------------------------
St. Genevieve County, MO, Hospital Rev., "B", 5%, 2026                                              1,000,000           1,006,380
---------------------------------------------------------------------------------------------------------------------------------
St. Genevieve County, MO, Hospital Rev., "B", 5%, 2032                                              1,510,000           1,514,364
---------------------------------------------------------------------------------------------------------------------------------
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev.
  (Ranken Jordan Project), 5%, 2027                                                                   675,000             681,264
---------------------------------------------------------------------------------------------------------------------------------
St. Louis County, MO, Industrial Development Authority, Health Facilities Rev.
  (Ranken Jordan Project), 5%, 2035                                                                 1,300,000           1,306,136
---------------------------------------------------------------------------------------------------------------------------------
St. Paul, MN, Housing & Redevelopment Hospital (Healtheast Project), 6%, 2035                       2,000,000           2,201,140
---------------------------------------------------------------------------------------------------------------------------------
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Rev.
  (Wellmont Health Systems Project), "C", 5.25%, 2036                                               1,000,000           1,038,790
---------------------------------------------------------------------------------------------------------------------------------
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare), 6.25%, 2020              4,500,000           4,740,660
---------------------------------------------------------------------------------------------------------------------------------
Texas Metro Health Facilities Development Corp., Metro Health Facilities
  Development Rev. (Wilson N. Jones Memorial Hospital), 7.2%, 2021                                  4,300,000           4,469,721
---------------------------------------------------------------------------------------------------------------------------------
Texas Metro Health Facilities Development Corp., Metro Health Facilities
  Development Rev. (Wilson N. Jones Memorial Hospital), 7.25%, 2031                                 2,000,000           2,077,540
---------------------------------------------------------------------------------------------------------------------------------
Tom Green County, TX, Health Facilities Rev. (Shannon Health System), 6.75%, 2021                   3,150,000           3,410,159
---------------------------------------------------------------------------------------------------------------------------------
University of Colorado, Hospital Authority Rev., "A", 5.25%, 2039                                     755,000             788,092
---------------------------------------------------------------------------------------------------------------------------------
Upper Illinois River Valley Development, Health Facilities Rev. (Morris Hospital),
  6.625%, 2031                                                                                      1,900,000           2,065,167
---------------------------------------------------------------------------------------------------------------------------------
Valley, AL, Financing Authority Rev. (Lanier Memorial Hospital), 5.45%, 2011                        1,175,000           1,198,007
---------------------------------------------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center),
  6.25%, 2012 (c)                                                                                   2,000,000           2,242,740
---------------------------------------------------------------------------------------------------------------------------------
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional Health Center),
  6.375%, 2012 (c)                                                                                  2,595,000           2,925,707
---------------------------------------------------------------------------------------------------------------------------------
Washington County, AR, Hospital Rev. (Regional Medical Center), "A", 5%, 2035                         750,000             764,903
---------------------------------------------------------------------------------------------------------------------------------
Weirton, WV, Municipal Hospital Building, Commission Rev. (Weirton Hospital Medical
  Center), 6.375%, 2031                                                                             3,885,000           4,081,542
---------------------------------------------------------------------------------------------------------------------------------
Weslaco, TX, Health Facilities Rev. (Knapp Medical Center), 6.25%, 2032                             4,000,000           4,254,720
---------------------------------------------------------------------------------------------------------------------------------
West Plains, MO, Industrial Development Authority Rev. (Ozarks Medical Center),
  6.75%, 2024                                                                                         810,000             836,325
---------------------------------------------------------------------------------------------------------------------------------
West Shore, PA, Hospital Authority Rev. (Holy Spirit Hospital), 6.2%, 2026                          4,500,000           4,787,010
---------------------------------------------------------------------------------------------------------------------------------
Wichita, KS, Hospital Authority Rev. (Via Christi Health System), 6.25%, 2020                       2,500,000           2,745,425
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.),
  6.875%, 2030                                                                                      2,250,000           2,565,180
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.),
  "B", 5.625%, 2029                                                                                 1,100,000           1,135,068
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic), "A",
  5.375%, 2034                                                                                      1,510,000           1,574,809
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan
  Healthcare), 5.25%, 2031                                                                          7,420,000           7,740,618
---------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's
  Riverside Hospital), "A", 7.125%, 2031                                                            1,495,000           1,602,670
---------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's
  Riverside Hospital), "B", 6.8%, 2016                                                              1,475,000           1,572,085
---------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. John's
  Riverside Hospital), "B", 7.125%, 2031                                                            2,000,000           2,144,040
---------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph's
  Hospital), "A", 6.15%, 2015                                                                       2,000,000           2,010,180
---------------------------------------------------------------------------------------------------------------------------------
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev. (St. Joseph's
  Hospital), "C", 6.2%, 2020                                                                          250,000             251,140
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  397,981,267
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE REVENUE - LONG TERM CARE - 10.5%
---------------------------------------------------------------------------------------------------------------------------------
Abilene, TX, Health Facilities Development Co., Retirement Facilities Rev. (Sears
  Methodist Retirement), "A", 7%, 2033                                                            $ 1,155,000      $    1,252,875
---------------------------------------------------------------------------------------------------------------------------------
Amherst, NY, Industrial Development Authority Rev. (Beechwood Health Care Center,
  Inc.), 5.2%, 2040                                                                                 1,675,000           1,692,638
---------------------------------------------------------------------------------------------------------------------------------
Arizona Health Facilities Authority Rev. (The Terraces Project), 7.75%, 2033                        2,250,000           2,546,730
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
  8.125%, 2016                                                                                      1,415,000           1,380,205
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced Living Technology),
  8.5%, 2026                                                                                        3,145,000           3,021,999
---------------------------------------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority Rev. (Ann's Choice, Inc.),
  6.125%, 2025                                                                                      1,320,000           1,400,348
---------------------------------------------------------------------------------------------------------------------------------
Cambria County, PA, Industrial Development Authority Rev. (Beverly Enterprises, Inc.)
  ETM, 10%, 2012 (c)                                                                                  540,000             627,858
---------------------------------------------------------------------------------------------------------------------------------
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health
  Center Project), 5.75%, 2022                                                                        500,000             518,920
---------------------------------------------------------------------------------------------------------------------------------
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home),
  8.5%, 2032                                                                                        1,090,000           1,135,704
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), "A",
  5.75%, 2037                                                                                       3,355,000           3,507,183
---------------------------------------------------------------------------------------------------------------------------------
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.),
  "B", 6.125%, 2033                                                                                 1,500,000           1,613,100
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A", 7.25%, 2013 (c)                      1,965,000           2,312,156
---------------------------------------------------------------------------------------------------------------------------------
Cumberland County, PA, Municipal Authority Rev. (Wesley), "A", 7.25%, 2013 (c)                        760,000             894,269
---------------------------------------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Authority (1st Mortgage Presbyterian),
  0%, 2008 (c)                                                                                     29,975,000          28,557,782
---------------------------------------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Authority (2nd Mortgage Presbyterian),
  0%, 2008 (c)                                                                                      4,500,000           4,284,540
---------------------------------------------------------------------------------------------------------------------------------
Daphne, AL, Special Care Facilities Financing Authority (2nd Mortgage Presbyterian),
  0%, 2008 (c)                                                                                     48,475,000          13,117,820
---------------------------------------------------------------------------------------------------------------------------------
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 2033                     600,000             613,116
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Residential Care Facilities (Canterbury Court), "A", 6.125%, 2034                1,020,000           1,074,448
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Project), "A",
  5%, 2027                                                                                          2,500,000           2,509,425
---------------------------------------------------------------------------------------------------------------------------------
Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Project), "A",
  5.125%, 2042                                                                                      2,500,000           2,510,325
---------------------------------------------------------------------------------------------------------------------------------
Gaithersburg, MD, Economic Development Rev. (Asbury Maryland Obligations
  Group), "A", 5.125%, 2036                                                                         4,600,000           4,717,024
---------------------------------------------------------------------------------------------------------------------------------
Hawaii Department of Budget & Finance, Special Purpose Rev. (Kahala Nui Senior
  Living Community), 8%, 2033                                                                       1,500,000           1,759,680
---------------------------------------------------------------------------------------------------------------------------------
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willowbend), "A",
  5.625%, 2026                                                                                      1,500,000           1,557,225
---------------------------------------------------------------------------------------------------------------------------------
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willowbend), "A",
  5.75%, 2036                                                                                       1,500,000           1,558,590
---------------------------------------------------------------------------------------------------------------------------------
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Village at Gleannloch Farms),
  "A", 5.5%, 2027                                                                                   1,150,000           1,187,490
---------------------------------------------------------------------------------------------------------------------------------
HFDC of Central Texas, Inc., Retirement Facilities Rev. (Village at Gleannloch Farms),
  "A", 5.5%, 2037                                                                                   3,050,000           3,127,134
---------------------------------------------------------------------------------------------------------------------------------
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone
  Village Project), 5.5%, 2028                                                                      1,975,000           1,975,770
---------------------------------------------------------------------------------------------------------------------------------
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone
  Village Project), 5.5%, 2043                                                                      1,960,000           1,936,774
---------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), "A", 5.5%, 2027                     1,600,000           1,636,144
---------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Bond Anticipation Notes Tallgrass), 13%, 2012                        790,000             789,668
---------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Clare at Water Tower), "A", 6%, 2025                               1,510,000           1,584,836
---------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), "A", 5.5%, 2037                     3,000,000           3,044,490
---------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Landing at Plymouth Place), "A", 6%, 2037                          1,510,000           1,586,829
---------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Montgomery Place), "A", 5.75%, 2038                                1,730,000           1,791,830
---------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority Senior Housing Authority Rev. (Bethany Life Communities),
  "A", 5.55%, 2041                                                                                    770,000             768,583
---------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project), 9.25%, 2011 (c)     3,985,000           4,849,665
---------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project), "A",
  5.5%, 2025                                                                                        2,495,000           2,622,494
---------------------------------------------------------------------------------------------------------------------------------
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives Project), "B",
  5.75%, 2018                                                                                       2,520,000           2,601,194
---------------------------------------------------------------------------------------------------------------------------------
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 2027                     750,000             762,142
---------------------------------------------------------------------------------------------------------------------------------
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 2036                     2,200,000           2,245,540
---------------------------------------------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), "B", 6.25%, 2026                  1,500,000           1,533,750
---------------------------------------------------------------------------------------------------------------------------------
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), "C", 6.875%, 2032                 1,250,000           1,346,162
---------------------------------------------------------------------------------------------------------------------------------
Loves Park, IL (Hoosier Care), 7.125%, 2034                                                         1,880,000           1,939,709
---------------------------------------------------------------------------------------------------------------------------------
Maine Health & Higher Educational Facilities Rev. (Piper Shores), 7.5%, 2009 (c)                    1,395,000           1,471,000
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities (King Farm Presbyterian Community),
  "A", 5.3%, 2037                                                                                     700,000             715,757
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency Rev. (GF/Revere, Inc.), 6.6%, 2025                          6,635,000           6,757,946
---------------------------------------------------------------------------------------------------------------------------------
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), "A", 7.375%, 2027                 6,890,000           7,124,053
---------------------------------------------------------------------------------------------------------------------------------
Montana Facility Finance Authority Rev. (Senior Living St. Johns Lutheran), "A",
  6.125%, 2036                                                                                      1,360,000           1,423,648
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Higher Education & Health Authority Rev.
  (AHF/Montgomery), 6.875%, 2036                                                                    3,805,000           4,021,428
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh
  Continuing Care), 6.125%, 2028                                                                      750,000             796,238
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh
  Continuing Care), 6.25%, 2035                                                                     1,490,000           1,579,951
---------------------------------------------------------------------------------------------------------------------------------
Multnomah County, OR, Hospital Facilities Authority Rev. (Terwilliger Plaza, Inc.), "A",
  5.25%, 2036                                                                                       1,250,000           1,277,738
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Courthouse Convalescent
  Center), "A", 8.7%, 2014                                                                          1,350,000           1,358,816
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Lions Gate), "A", 5.875%, 2037                        920,000             955,687
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036                1,945,000           1,978,240
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Seashore Gardens), 5.375%, 2036                       300,000             306,489
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Health Care Facilities Financing Authority Rev. (Cherry Hill), 8%, 2027                  4,000,000           4,087,280
---------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement
  Community), "A", 6%, 2025                                                                           375,000             392,891
---------------------------------------------------------------------------------------------------------------------------------
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement
  Community), "A", 6.125%, 2035                                                                       260,000             272,423
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. (Presbyterian
  Homes), 5.4%, 2027                                                                                1,515,000           1,572,343
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev. (Presbyterian
  Homes), 5.5%, 2031                                                                                  955,000             994,623
---------------------------------------------------------------------------------------------------------------------------------
Olathe, KS, Senior Living Facilities Rev. (Catholic Care Campus, Inc.), "A", 6%, 2038               1,700,000           1,800,861
---------------------------------------------------------------------------------------------------------------------------------
Scott County, IA, Rev. (Ridgecrest Village), 5.25%, 2027                                            1,650,000           1,704,665
---------------------------------------------------------------------------------------------------------------------------------
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown
  Village), 7.25%, 2034                                                                             2,470,000           2,531,009
---------------------------------------------------------------------------------------------------------------------------------
St. Johns County, FL Industrial Development Authority (Bayview Project), "A", 5.25%, 2041           2,800,000           2,826,460
---------------------------------------------------------------------------------------------------------------------------------
St. Joseph County, IN, Economic Development Rev. (Holy Cross Village at Notre
  Dame), "A", 6%, 2038                                                                                475,000             501,220
---------------------------------------------------------------------------------------------------------------------------------
Sterling, IL (Hoosier Care), 7.125%, 2034                                                           1,315,000           1,355,331
---------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living),
  6.375%, 2039                                                                                      1,500,000           1,559,130
---------------------------------------------------------------------------------------------------------------------------------
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev.
  (Querencia Barton Creek), 5.5%, 2025                                                              1,440,000           1,497,053
---------------------------------------------------------------------------------------------------------------------------------
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev.
  (Querencia Barton Creek), 5.65%, 2035                                                             2,155,000           2,247,428
---------------------------------------------------------------------------------------------------------------------------------
Washington State Housing Finance Commission Non-profit Rev. (Skyline at First Hill),
  "A", 5.625%, 2027                                                                                   785,000             808,063
---------------------------------------------------------------------------------------------------------------------------------
Washington State Housing Finance Commission Non-profit Rev. (Skyline at First Hill),
  "A", 5.625%, 2038                                                                                 3,980,000           4,066,565
---------------------------------------------------------------------------------------------------------------------------------
Washington, IA, Senior Housing Rev. (United Presbyterian Home of Washington), "A",
  5.6%, 2036                                                                                        1,615,000           1,615,533
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  181,094,033
---------------------------------------------------------------------------------------------------------------------------------
HUMAN SERVICES - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys &
  Girls Home of Alaska, Inc.), 5.875%, 2027                                                       $ 3,790,000      $    3,893,164
---------------------------------------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Authority Community Provider Rev. (Boys &
  Girls Home of Alaska, Inc.), 6%, 2036                                                             1,175,000           1,213,881
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority (Prides Industries), 7.125%, 2009 (c)        1,420,000           1,530,618
---------------------------------------------------------------------------------------------------------------------------------
Colorado Educational & Cultural Facilities Authority (Cerebral Palsy Project), "A",
  6.25%, 2036                                                                                         775,000             817,245
---------------------------------------------------------------------------------------------------------------------------------
Lehigh County, PA, General Purpose Authority (Kidspeace Obligation Group), 6%, 2018                 3,550,000           3,544,142
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Local Government, Environmental Facilities & Community Development
  Authority Rev. (CDF Healthcare), "A", 7%, 2036                                                    1,600,000           1,638,192
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Local Government, Environmental Facilities & Community Development
  Authority Rev. (CDF Healthcare), "C", 7%, 2036                                                    1,270,000           1,274,343
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Local Government, Environmental Facilities & Community Development
  Authority Rev. (Westside Rehab Center Project), "A", 6.85%, 2036                                  3,415,000           3,814,623
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Local Government, Environmental Facilities & Community Development
  Authority Rev. (Westside Rehab Center Project), "B", 6.5%, 2013                                     300,000             310,539
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, PA, Industrial Development Authority (Wordsworth Academy),
  8%, 2024                                                                                          2,850,000           2,862,255
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Authority Rev. (Child & Family
  Services), 6.125%, 2019                                                                           1,095,000           1,138,592
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agency Rev. (Special Needs Facilities Pooled
  Program), 6.1%, 2012                                                                              1,315,000           1,347,218
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare
  Facilities), 8.875%, 2021                                                                         1,925,000           2,125,797
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando Healthcare
  Facilities), 9%, 2031                                                                             2,185,000           2,395,219
---------------------------------------------------------------------------------------------------------------------------------
Osceola County, FL, Industrial Development Authority Rev. (Community Provider),
  7.75%, 2017                                                                                         608,000             609,636
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority Rev., 6.125%, 2019                               1,250,000             960,788
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   29,476,252
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - AIRLINES - 5.5%
---------------------------------------------------------------------------------------------------------------------------------
Alliance Airport Authority, TX (American Airlines, Inc.), 5.25%, 2029                             $ 3,855,000      $    3,735,996
---------------------------------------------------------------------------------------------------------------------------------
Alliance Airport Authority, TX (American Airlines, Inc.), 5.75%, 2029                               7,590,000           7,709,467
---------------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American
  Airlines, Inc.), 7.25%, 2030                                                                      9,100,000           9,210,747
---------------------------------------------------------------------------------------------------------------------------------
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American
  Airlines, Inc.), "C", 6.15%, 2029 (a)                                                             4,050,000           4,082,481
---------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Airport Systems Rev., Special Facilities (Continental, Inc.), "E", 6.75%, 2029         5,045,000           5,440,477
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), "C", 7%, 2012                             1,700,000           1,834,572
---------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.), "C", 7.5%, 2024                           5,450,000           6,232,348
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Special Facilities Rev. (Continental
  Airlines, Inc.), 6.25%, 2019                                                                      3,205,000           3,322,367
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority, Special Facilities Rev. (Continental
  Airlines, Inc.), 6.25%, 2029                                                                      3,880,000           4,022,086
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.),
  7.75%, 2031                                                                                       3,935,000           4,762,491
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agencies Rev. (Jetblue Airways Corp.),
  5%, 2020                                                                                            775,000             769,381
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agencies Rev. (Jetblue Airways Corp.),
  5.125%, 2030                                                                                      2,885,000           2,864,199
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agency, Special Facilities Rev. (American
  Airlines, Inc.), 5.4%, 2020                                                                       1,250,000           1,246,413
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agencies Rev. (American Airlines, Inc.),
  7.125%, 2011                                                                                      5,845,000           6,223,698
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agencies Rev. (American Airlines, Inc.),
  7.625%, 2025                                                                                     27,460,000          33,164,815
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.),
  7.25%, 2008                                                                                         335,000             342,487
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Industrial Development Agencies Rev. (Continental Airlines, Inc.), 8%, 2012             950,000           1,030,570
---------------------------------------------------------------------------------------------------------------------------------
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), "B", 5.65%, 2035 (a)               120,000             122,036
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   96,116,631
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Power County, ID, Pollution Control Rev. (FMC Corp.), 5.625%, 2014                                $ 1,000,000      $    1,025,330
---------------------------------------------------------------------------------------------------------------------------------
Red River Authority, TX, Pollution Control Rev. (Celanese Project) "B", 6.7%, 2030                  5,380,000           5,858,174
---------------------------------------------------------------------------------------------------------------------------------
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC Corp.), 5.6%, 2035                            3,015,000           3,192,704
---------------------------------------------------------------------------------------------------------------------------------
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 2024                                        65,000              65,169
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   10,141,377
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Browning
  Ferris, Inc.), "A", 5.8%, 2016                                                                  $ 5,000,000      $    5,107,450
---------------------------------------------------------------------------------------------------------------------------------
Cobb County, GA, Development Authority, Solid Waste Disposal Rev. (Waste
  Management, Inc.), "A", 5%, 2033                                                                  2,000,000           2,020,040
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.),
  5.7%, 2018                                                                                          540,000             592,353
---------------------------------------------------------------------------------------------------------------------------------
Henrico County, VA, Industrial Development Authority Rev. (Browning Ferris, Inc.),
  5.45%, 2014                                                                                       2,000,000           2,047,600
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Waste Management, Inc.), "B",
  6.9%, 2029 (a)                                                                                    1,700,000           1,802,425
---------------------------------------------------------------------------------------------------------------------------------
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste
  N.A., Inc.), "A", 5.2%, 2018                                                                      1,500,000           1,509,105
---------------------------------------------------------------------------------------------------------------------------------
Nevada Department of Business & Industry Rev. (Republic Services, Inc.), 5.625%, 2026 (a)           2,000,000           2,161,860
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Waste
  Management, Inc.), 5.2%, 2027                                                                     2,890,000           2,995,369
---------------------------------------------------------------------------------------------------------------------------------
New Morgan, PA, Industrial Development Authority, Solid Waste Disposal Rev. (New
  Morgan Landfill Co., Inc./Browning Ferris, Inc.), 6.5%, 2019                                      2,500,000           2,518,650
---------------------------------------------------------------------------------------------------------------------------------
Schuylkill County, PA, Industrial Development Authority Rev. (Waste Management,
  Inc.), 5.1%, 2019 (a)                                                                             1,000,000           1,014,490
---------------------------------------------------------------------------------------------------------------------------------
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management,
  Inc.), 4.9%, 2028                                                                                 1,500,000           1,504,905
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   23,274,247
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - METALS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Burns Harbor, IN, Solid Waste Disposal Facilities Rev. (Bethlehem Steel), 8%, 2024 (d)            $10,455,000      $          104
---------------------------------------------------------------------------------------------------------------------------------
Cambria County, PA, Industrial Development Authority Rev. (Bethlehem Steel), 7.5%, 2015 (d)         3,890,000                  39
---------------------------------------------------------------------------------------------------------------------------------
Mobile County, AL, Industrial Development Authority Rev. (Ipsco, Inc.), 6.875%, 2030 (a)            2,850,000           2,994,410
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    2,994,553
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), "A", 5.375%, 2035                    $ 1,500,000      $    1,576,605
---------------------------------------------------------------------------------------------------------------------------------
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings LLC Project),
  7%, 2036                                                                                          2,060,000           2,214,500
---------------------------------------------------------------------------------------------------------------------------------
Gulf Coast, TX, Waste Disposal Rev. (Valero Energy Corp.), 6.65%, 2032                              1,500,000           1,629,255
---------------------------------------------------------------------------------------------------------------------------------
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017                                      6,155,000           6,298,042
---------------------------------------------------------------------------------------------------------------------------------
Janesville, WI, Industrial Development Rev. (Simmons Manufacturing Co.), 7%, 2017                   3,900,000           3,910,920
---------------------------------------------------------------------------------------------------------------------------------
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 2035                       5,000,000           5,711,850
---------------------------------------------------------------------------------------------------------------------------------
Madison County, FL, Rev. (Twin Oaks Project), "A", 6%, 2025                                         1,625,000           1,690,569
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority (Gloucester Marine), "C", 6.5%, 2015                      2,300,000           2,446,441
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Industrial Development Agency Rev., Liberty Bonds
  (IAC/InterActiveCorp), 5%, 2035                                                                   1,880,000           1,939,070
---------------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), "CR-1", 7.875%, 2032 (a)(n)        4,225,000           4,682,906
---------------------------------------------------------------------------------------------------------------------------------
Park Creek Metropolitan District, CO, Rev. (Custodial Receipts), "CR-2", 7.875%, 2032 (a)(n)        1,860,000           2,061,587
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Authority Rev. (Host Marriott LP), 7.75%, 2017             2,000,000           2,001,940
---------------------------------------------------------------------------------------------------------------------------------
Port Corpus Christi, TX, Industrial Development Authority Rev. (Citgo Petroleum
  Corp.), 8.25%, 2031                                                                               2,300,000           2,366,194
---------------------------------------------------------------------------------------------------------------------------------
Spirit Lake, IA, Industrial Development Rev. (Crystal Tips, Inc.), 0%, 2008 (c)                    10,294,113          10,871,407
---------------------------------------------------------------------------------------------------------------------------------
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific Corp.), 5.7%, 2026                 3,895,000           4,036,739
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   53,438,025
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Arkansas Development Finance Authority, Industrial Facilities Rev. (Potlatch Corp.),
  "A", 7.75%, 2025                                                                                $ 1,200,000      $    1,355,844
---------------------------------------------------------------------------------------------------------------------------------
Butler, AL, Industrial Development Board, Solid Waste Disposal Rev. (Georgia Pacific
  Corp.), 5.75%, 2028                                                                               1,510,000           1,561,763
---------------------------------------------------------------------------------------------------------------------------------
De Soto Parish, LA, Environmental Improvement Rev. (International Paper Co.),
  6.35%, 2025                                                                                       1,650,000           1,745,139
---------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev.
  (Mead Westvaco Escanaba), "A", 6.25%, 2012 (c)                                                    3,100,000           3,442,643
---------------------------------------------------------------------------------------------------------------------------------
Delta County, MI, Economic Development Corp., Environmental Improvements Rev.
  (Mead Westvaco Escanaba), "B", 6.45%, 2012 (c)                                                    1,100,000           1,223,563
---------------------------------------------------------------------------------------------------------------------------------
Hodge, LA, Utilities Rev. (Stone Container Corp.), 7.45%, 2024                                      3,000,000           3,746,970
---------------------------------------------------------------------------------------------------------------------------------
Hopewell, VA, Industrial Development Authority, Environmental Impact Rev. (Smurfit-
  Stone Container), 5.25%, 2015                                                                     2,700,000           2,726,811
---------------------------------------------------------------------------------------------------------------------------------
Maine Finance Authority, Solid Waste Recycling Facility Rev. (Bowater, Inc.), 7.75%, 2022           8,500,000           8,559,670
---------------------------------------------------------------------------------------------------------------------------------
Onondaga County, NY, Industrial Development Authority Rev., Solid Waste Disposal
  Rev. (Solvay Paperboard LLC), 6.8%, 2014                                                          3,500,000           3,646,405
---------------------------------------------------------------------------------------------------------------------------------
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.),
  6.2%, 2025                                                                                        2,250,000           2,412,180
---------------------------------------------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev.
  (Chesapeake Corp.), 6.25%, 2019                                                                   6,830,000           6,853,700
---------------------------------------------------------------------------------------------------------------------------------
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev.
  (Chesapeake Corp.), "A", 6.375%, 2019                                                               800,000             802,760
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   38,077,448
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities Development Authority Rev., East Valley Tourist
  (Cabazon Casino), "A", 9.25%, 2020 (n)                                                          $ 3,845,000      $    4,210,890
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank, Special Obligation (Diamond Lakes Utilities), 6.25%, 2017             3,000,000           3,072,030
---------------------------------------------------------------------------------------------------------------------------------
New York Liberty Development Corp. Rev. (National Sports Museum), 6.125%, 2019                      1,315,000           1,378,462
---------------------------------------------------------------------------------------------------------------------------------
Seneca Nation Indians, NY, Capital Improvements Authority Special Obligation, 5%, 2023 (n)          1,040,000           1,052,251
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    9,713,633
---------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.6%, 2011 (c)                 $ 1,300,000      $    1,424,631
---------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.), "A", 6.7%, 2011 (c)                   2,000,000           2,198,520
---------------------------------------------------------------------------------------------------------------------------------
Austin, TX, Convention Enterprises, Inc., Rev., "B", 5.75%, 2034                                    2,705,000           2,866,894
---------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), "B", 5.125%, 2025                     560,000             578,155
---------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Myers University), "E", 5.6%, 2025                395,000             415,793
---------------------------------------------------------------------------------------------------------------------------------
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Perrysburg Project), 4.8%, 2035                   795,000             776,866
---------------------------------------------------------------------------------------------------------------------------------
Gallery Certificate Trust, PA, Parking Rev., 4.5%, 2013 (n)                                         2,205,000           2,201,538
---------------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp. (Chesapeake Bay Conference Center), "A", 5%, 2031               1,295,000           1,306,448
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Kapkowski Project), "B", 6.8%, 2018                 3,785,000           4,326,936
---------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Redevelopment Authority Rev. (Neighborhood Transformation),
  FGIC, 5%, 2027                                                                                    2,690,000           2,837,842
---------------------------------------------------------------------------------------------------------------------------------
San Antonio, TX, Convention Center, Hotel Financial Corp., Contract Rev.
  (Empowerment Zone), "A", AMBAC, 5%, 2034                                                          2,050,000           2,123,780
---------------------------------------------------------------------------------------------------------------------------------
Southwestern Illinois Development Authority Rev., Solid Waste Disposal Rev., 5.9%, 2014             1,765,000           1,780,814
---------------------------------------------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building Rev. (Seville Project), "A", 5.1%, 2025                    600,000             615,492
---------------------------------------------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), "D", 5.125%, 2025               480,000             493,858
---------------------------------------------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), "F",
  4.875%, 2025                                                                                      2,810,000           2,843,748
---------------------------------------------------------------------------------------------------------------------------------
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond
  Fund), "B", 4.8%, 2035                                                                              910,000             889,243
---------------------------------------------------------------------------------------------------------------------------------
Toledo Lucas County, OH, Port Authority Development Rev. (Northwest Ohio Bond
  Fund), "C", 5.125%, 2025                                                                            275,000             278,121
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   27,958,679
---------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Alexandria, VA, Redevelopment & Housing Finance Authority Rev. (Jefferson Village
  Apartments), "B", FRN, 9%, 2018                                                                 $ 1,755,000      $    1,759,054
---------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II
  Apartments), FSA, 5%, 2035                                                                          635,000             650,659
---------------------------------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II
  Apartments), FSA, 5.1%, 2046                                                                      1,155,000           1,182,616
---------------------------------------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, FRN, 6.625%, 2009 (a)(n)                                           8,000,000           8,367,120
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Housing Finance Authority (Azeeze Bates Apartments), 4.8%, 2036 (a)           1,525,000           1,530,353
---------------------------------------------------------------------------------------------------------------------------------
Fairfax County, VA, Economic Development Authority, Senior Living (Lewinsville
  Retirement Village), "A", 5.25%, 2032                                                             1,215,000           1,211,367
---------------------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039 (a)(n)                                             4,000,000           4,224,800
---------------------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "C-1", 5.7%, 2040 (a)(n)                                             2,000,000           2,035,920
---------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 2039 (a)        1,430,000           1,477,118
---------------------------------------------------------------------------------------------------------------------------------
Munimae, TE, Bond Subsidiary LLC, 5.4%, 2049 (n)                                                    2,000,000           2,039,000
---------------------------------------------------------------------------------------------------------------------------------
Munimae, TE, Bond Subsidiary LLC, 5.9%, 2049 (n)                                                    2,000,000           2,103,080
---------------------------------------------------------------------------------------------------------------------------------
Munimae, TE, Bond Subsidiary LLC, FRN, 6.875%, 2049 (a)(n)                                          6,000,000           6,305,880
---------------------------------------------------------------------------------------------------------------------------------
North Charleston, SC, Housing Authority Rev. (Horizon Village), "A", FHA, 5.15%, 2048               1,380,000           1,395,456
---------------------------------------------------------------------------------------------------------------------------------
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), "I",
  FSA, 5%, 2025                                                                                     2,050,000           2,094,096
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   36,376,519
---------------------------------------------------------------------------------------------------------------------------------
PARKING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., "B", 0%, 2009 (c)                                               $   375,000      $      242,284
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., "B", 0%, 2009 (c)                                                   450,000             272,043
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., "B", 0%, 2009 (c)                                                   975,000             551,138
---------------------------------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA, Rev., "B", 0%, 2009 (c)                                                 1,235,000             653,834
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,719,299
---------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Desloge, MO, Tax Increment Rev. (U.S. Highway 67 Street Redevelopment), 5.2%, 2020                $ 1,340,000      $    1,362,820
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Bay Transportation Authority Sales Tax Rev. (Capital Appreciation),
  "A-2", 0%, 2030                                                                                   6,665,000           2,221,711
---------------------------------------------------------------------------------------------------------------------------------
Wyandotte County-Kansas City, KS, Unified Government Rev. (Sales Tax Second
  Lien Area B), 5%, 2020                                                                            2,585,000           2,683,282
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    6,267,813
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., GNMA, 6.55%, 2030                          $   345,000      $      353,973
---------------------------------------------------------------------------------------------------------------------------------
California Rural Home Mortgage Finance Authority Rev., "A", GNMA, 5.75%, 2044                       1,240,000           1,331,016
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Single Family Mortgage Rev., "C", GNMA, 7.05%, 2030                                       30,000              30,526
---------------------------------------------------------------------------------------------------------------------------------
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015                                           135,000              33,569
---------------------------------------------------------------------------------------------------------------------------------
Corpus Christi, TX, Housing Finance Corp., Single Family Mortgage Rev., 0%, 2011                    2,140,000             847,633
---------------------------------------------------------------------------------------------------------------------------------
Escambia County, FL, Single Family Housing Rev., GNMA, 6.95%, 2024                                    230,000             237,210
---------------------------------------------------------------------------------------------------------------------------------
Jefferson County, TX, Housing Finance Corp., MBIA, 0%, 2015                                           600,000             242,688
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., "B-1", GNMA, 6.625%, 2023                          485,000             511,563
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., "B-1", GNMA, 6.75%, 2030                         1,580,000           1,593,145
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., "D", GNMA, 5%, 2038                              2,105,000           2,224,606
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Parish, LA, Single Family Mortgage Rev., "D-1", GNMA, 7.5%, 2026                            125,000             128,750
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Housing Finance Authority Rev. (Multi-County Program), "A-4",
  GNMA, 7%, 2031                                                                                       20,000              20,087
---------------------------------------------------------------------------------------------------------------------------------
Nortex, TX, Housing Finance Corp., Single Family Mortgage Rev., "B", 5.5%, 2038                       440,000             448,593
---------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev., "B-1", GNMA, 7.05%, 2030                      220,000             223,109
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Housing Finance Authority Rev. (Multi-County Program), "B-1",
  GNMA, 6.2%, 2031                                                                                    845,000             859,035
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 6.45%, 2029                   320,000             320,374
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.9%, 2035                  1,130,000           1,219,971
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 6.25%, 2035                   525,000             560,081
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.55%, 2037                 2,845,000           3,099,542
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.65%, 2037                 2,270,000           2,466,514
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A", GNMA, 5.4%, 2037                  2,475,000           2,627,807
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA, 6.875%, 2026                190,000             192,939
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-1", GNMA, 5.75%, 2037                 850,000             929,713
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-2", GNMA, 5.6%, 2029                2,230,000           2,356,553
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-2", GNMA, 5.75%, 2037               1,715,000           1,854,052
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-3", GNMA, 6%, 2035                  1,230,000           1,346,149
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-4", GNMA, 5.625%, 2036                935,000             984,639
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-4", GNMA, 5.85%, 2037               1,525,000           1,670,348
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A-5", GNMA, 5.9%, 2037                  625,000             686,231
---------------------------------------------------------------------------------------------------------------------------------
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B-2", GNMA, 6.45%, 2033               1,005,000           1,071,611
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   30,472,027
---------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-1", 7.4%, 2027                                      $    30,000      $       30,429
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014                                           6,000               6,079
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "A-2", AMBAC, 6.6%, 2028                                   935,000             980,927
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-2", 6.1%, 2023                                          345,000             355,898
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2025                                          62,000              63,417
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2033                                         330,000             335,904
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", 5.9%, 2023                                          575,000             592,141
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-2", FHA, 6.6%, 2032                                     545,000             581,090
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-3", 6.75%, 2021                                         145,000             153,147
---------------------------------------------------------------------------------------------------------------------------------
Colorado Housing & Finance Authority Rev., "C-3", 7.15%, 2030                                          70,000              71,240
---------------------------------------------------------------------------------------------------------------------------------
Delaware Single Family Housing Authority Rev., "A-2", 6.75%, 2024                                     280,000             280,680
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Housing Finance Agency, Single Family Mortgage Rev., "B-2", GNMA, 7.55%, 2031               190,000             192,476
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A", GNMA, 6.1%, 2034                              2,405,000           2,463,971
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Home Corp. Rev., Single Family Rev., "A-2", GNMA, 6.5%, 2032                            2,370,000           2,406,593
---------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home
  Loan Program), GNMA, 7.45%, 2031                                                                    115,000             118,620
---------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home
  Loan Program), GNMA, 6.35%, 2032                                                                    425,000             428,851
---------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home
  Loan Program), GNMA, 6.85%, 2032                                                                    350,000             356,045
---------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home
  Loan Program), GNMA, 6.75%, 2034                                                                    360,000             375,509
---------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home
  Loan Program), "B", GNMA, 6.7%, 2030                                                                695,000             704,793
---------------------------------------------------------------------------------------------------------------------------------
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home
  Loan Program), "B", GNMA, 6.05%, 2037                                                             3,445,000           3,723,425
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 5.875%, 2030                                       330,000             342,005
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 6.3%, 2031                                         240,000             246,706
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Housing Finance Authority Rev., "B", 6.5%, 2035                                       3,275,000           3,498,945
---------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority Rev., "B-2", GNMA, 6.35%, 2033                                  610,000             621,816
---------------------------------------------------------------------------------------------------------------------------------
North Dakota Housing Finance Agency Rev., Housing Finance, "A", 5%, 2033                            1,135,000           1,150,720
---------------------------------------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency, Single Family, 7.55%, 2028                                           280,000             285,124
---------------------------------------------------------------------------------------------------------------------------------
Texas Affordable Housing Corp., Single Family Mortgage Rev., "B", GNMA, 5.25%, 2039                 2,280,000           2,418,989
---------------------------------------------------------------------------------------------------------------------------------
Texas Housing & Community Affairs, Residential Mortgage Rev., GNMA, 7.1%, 2021                      2,050,000           2,105,186
---------------------------------------------------------------------------------------------------------------------------------
Utah Housing Corp., Single Family Housing Rev., "H", 4.8%, 2038                                     2,530,000           2,520,740
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   27,411,466
---------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities
  Rev. (American Ref-Fuel Co.), "A", 6.2%, 2019                                                   $ 3,900,000      $    4,024,917
---------------------------------------------------------------------------------------------------------------------------------
Hudson County, NJ, Solid Waste System Rev., 6%, 2019                                                2,000,000           2,011,020
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill
  Associates), "A", 5.5%, 2013                                                                      2,475,000           2,570,659
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill
  Associates), "A", 5.6%, 2019                                                                      5,425,000           5,628,492
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   14,235,088
---------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 4.4%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2017                                            $ 1,805,000      $    1,923,950
---------------------------------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2018                                              1,155,000           1,231,114
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Public Building Commission Rev., FGIC, 5.25%, 2017 (u)                                 9,000,000          10,019,790
---------------------------------------------------------------------------------------------------------------------------------
College Park, GA, Industrial Development Authority Rev. (Civic Center), AMBAC,
  5.75%, 2010 (c)                                                                                   3,000,000           3,248,760
---------------------------------------------------------------------------------------------------------------------------------
Delaware Valley, PA, Regional Finance Authority, RITES, FRN, AMBAC, 7.075%, 2018 (p)                7,000,000           8,537,340
---------------------------------------------------------------------------------------------------------------------------------
Essex County, NJ, FGIC, 5.75%, 2010 (c)(u)                                                         12,000,000          12,792,960
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A", FSA,
  0% to 2010, 4.55% to 2022                                                                         4,085,000           3,601,704
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A-1",
  AMBAC, 0% to 2010, 4.6% to 2023                                                                   1,185,000           1,044,222
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "B",
  AMBAC, 5%, 2013 (c)                                                                              11,260,000          12,024,667
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
  "A", 5%, 2045                                                                                     5,000,000           5,175,050
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced,
  "B", 5.375%, 2010 (c)                                                                             2,500,000           2,626,625
---------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, 5.8%, 2014                                                                       1,159,130           1,194,518
---------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, 5.625%, 2020                                                                     2,262,883           2,271,482
---------------------------------------------------------------------------------------------------------------------------------
King George County, VA, Industrial Development Authority Lease Rev., FSA, 5%, 2036                  3,800,000           3,980,918
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank, Special Obligations, Hinds County Public
  Improvements, FSA, 5.25%, 2015 (c)                                                                2,080,000           2,300,064
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev., School Facilities Construction,
  "O", 5.25%, 2025                                                                                  1,940,000           2,081,271
---------------------------------------------------------------------------------------------------------------------------------
Northumberland County, PA (Country Careers & Arts Center), 6.65%, 2010                              1,080,000           1,108,015
---------------------------------------------------------------------------------------------------------------------------------
Northumberland County, PA (Mountain View Manor), 7%, 2010 (c)                                       1,000,000           1,103,110
---------------------------------------------------------------------------------------------------------------------------------
Shawnee County, KS (Community Mental Health Center, Inc.), 5.35%, 2009 (c)                            250,000             258,428
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   76,523,988
---------------------------------------------------------------------------------------------------------------------------------
STUDENT LOAN REVENUE - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan Rev., 7.95%, 2030                           $ 2,700,000      $    2,845,287
---------------------------------------------------------------------------------------------------------------------------------
Arizona Student Loan Acquisition Authority, Student Loan Rev., 6.15%, 2029                          1,500,000           1,580,625
---------------------------------------------------------------------------------------------------------------------------------
South Dakota Student Loan Rev., Education Loans, Inc., 5.6%, 2020                                   2,605,000           2,693,049
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    7,118,961
---------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5.625%, 2008 (c)                                                 $ 2,750,000      $    2,856,260
---------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5%, 2010                                                             280,000             286,146
---------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5%, 2013                                                             180,000             186,069
---------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5%, 2015                                                             560,000             579,941
---------------------------------------------------------------------------------------------------------------------------------
Black Hawk, CO, Device Tax Rev., 5%, 2021                                                             430,000             437,929
---------------------------------------------------------------------------------------------------------------------------------
Harris County-Houston, TX, Sports Authority Rev., MBIA, 0%, 2032                                    6,310,000           1,722,441
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2024                            1,000,000           1,043,480
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2029                           1,795,000           1,948,490
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.5%, 2031                              800,000             853,744
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax, 5.75%, 2034                           1,195,000           1,289,584
---------------------------------------------------------------------------------------------------------------------------------
Orange County, FL, Tourist Development Tax Rev., XLCA, 5%, 2031                                     2,155,000           2,275,788
---------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018                                     1,500,000           1,556,115
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   15,035,987
---------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 7.4%
---------------------------------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh Mills), 5.1%, 2014                 $ 1,190,000      $    1,214,002
---------------------------------------------------------------------------------------------------------------------------------
Amelia Walk Community Development District, FL, Special Assessment, "B", 5.2%, 2014                 2,115,000           2,122,022
---------------------------------------------------------------------------------------------------------------------------------
Arborwood Community Development District, FL, Capital Improvement Rev., 5.25%, 2016                   500,000             503,745
---------------------------------------------------------------------------------------------------------------------------------
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex
  Homes Project), "A-1", 5.5%, 2036                                                                 1,480,000           1,499,240
---------------------------------------------------------------------------------------------------------------------------------
Arborwood Community Development District, FL, Capital Improvement Rev. (Master
  Infrastructure Projects), "A", 5.35%, 2036                                                        1,845,000           1,856,439
---------------------------------------------------------------------------------------------------------------------------------
Arborwood Community Development District, FL, Special Assessment (Master
  Infrastructure Projects), "B", 5.1%, 2014                                                           745,000             743,570
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Tax Allocation (Eastside Project), "B", 5.6%, 2030                                     2,450,000           2,555,913
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 2031                                   1,765,000           1,798,235
---------------------------------------------------------------------------------------------------------------------------------
Ave Maria Stewardship Community, FL, "A", 5.125%, 2038                                              2,045,000           2,039,253
---------------------------------------------------------------------------------------------------------------------------------
Belmont Community Development District, FL, Capital Improvement Rev., "B",
  5.125%, 2014                                                                                      3,015,000           3,023,291
---------------------------------------------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.25%, 2012                                                      4,180,000           4,274,719
---------------------------------------------------------------------------------------------------------------------------------
Broadview, IL, Tax Increment Rev., 5.375%, 2015                                                     3,400,000           3,477,996
---------------------------------------------------------------------------------------------------------------------------------
Brunswick, MD, Special Obligation (Brunswick Crossing Special Taxing), 5.5%, 2036                   2,750,000           2,816,357
---------------------------------------------------------------------------------------------------------------------------------
Capital Region Community Development District, FL, Capital Improvement Rev., "A-2",
  6.85%, 2031                                                                                         695,000             754,089
---------------------------------------------------------------------------------------------------------------------------------
Century Gardens Village Community Development District, FL, Special Assessment,
  5.1%, 2037                                                                                        1,020,000           1,009,698
---------------------------------------------------------------------------------------------------------------------------------
Concord Station Community Development District, FL, Special Assessment, 5%, 2015                      825,000             820,248
---------------------------------------------------------------------------------------------------------------------------------
Concorde Estates Community Development District, FL, Special Assessment, "B", 5%, 2011                435,000             434,687
---------------------------------------------------------------------------------------------------------------------------------
Creekside Community Development District, FL, Special Assessment, 5.2%, 2038                        2,700,000           2,700,972
---------------------------------------------------------------------------------------------------------------------------------
Crosscreek Community Development District, FL, Special Assessment, "B", 5.5%, 2017                  3,500,000           3,550,435
---------------------------------------------------------------------------------------------------------------------------------
Dardenne, MO, Town Square Transportation Development District, "A", 5%, 2026                        2,750,000           2,736,442
---------------------------------------------------------------------------------------------------------------------------------
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing
  Project), 5.625%, 2036                                                                              945,000             990,502
---------------------------------------------------------------------------------------------------------------------------------
Durbin Crossing Community Development District, FL, Special Assessment, "B-1",
  4.875%, 2010                                                                                      3,750,000           3,707,963
---------------------------------------------------------------------------------------------------------------------------------
East Homestead Community Development District, FL, Special Assessment, "B", 5%, 2011                  590,000             589,640
---------------------------------------------------------------------------------------------------------------------------------
Enclave at Black Point Marina Community Development District, FL, "A", 5.4%, 2037                     395,000             394,917
---------------------------------------------------------------------------------------------------------------------------------
Enclave at Black Point Marina Community Development District, FL, "B", 5.2%, 2014                   1,785,000           1,794,050
---------------------------------------------------------------------------------------------------------------------------------
Fishhawk Community Development District, FL, 5.125%, 2009                                           1,080,000           1,079,697
---------------------------------------------------------------------------------------------------------------------------------
Greyhawk Landing Community Development District, FL, Special Assessment, "B",
  6.25%, 2009                                                                                         110,000             110,939
---------------------------------------------------------------------------------------------------------------------------------
Hawks Point Community Development District, FL, Special Assessment, "A", 5.3%, 2039                 1,430,000           1,426,425
---------------------------------------------------------------------------------------------------------------------------------
Heritage Harbour South Community Development District, FL, Special Assessment,
  "B", 5.4%, 2008                                                                                       5,000               5,012
---------------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., "B", 5.8%, 2011                                               2,340,000           2,398,196
---------------------------------------------------------------------------------------------------------------------------------
Katy, TX, Development Authority Rev., "B", 6%, 2018                                                 4,600,000           4,735,240
---------------------------------------------------------------------------------------------------------------------------------
Killarney Community Development District, FL, Special Assessment, "B", 5.125%, 2009                   850,000             849,532
---------------------------------------------------------------------------------------------------------------------------------
Lake Elsinore, CA, Public Financing Authority, 7.1%, 2020                                           2,225,000           2,284,608
---------------------------------------------------------------------------------------------------------------------------------
Lakes by the Bay South Community Development District, FL, Rev., "B", 5.3%, 2009                    1,130,000           1,130,203
---------------------------------------------------------------------------------------------------------------------------------
Lakeshore Villages Master Community Development District, LA, Special Assessment,
  5.25%, 2017                                                                                       3,000,000           3,001,650
---------------------------------------------------------------------------------------------------------------------------------
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 2037                          340,000             347,558
---------------------------------------------------------------------------------------------------------------------------------
Landmark at Doral, FL, Community Development District, Special Assessment, "B",
  5.2%, 2015                                                                                        2,000,000           2,025,040
---------------------------------------------------------------------------------------------------------------------------------
Markham, IL, Tax Increment Rev., 9%, 2012                                                           1,790,000           1,792,631
---------------------------------------------------------------------------------------------------------------------------------
Middle Village Community Development District, FL, Special Assessment, "A", 5.8%, 2022                840,000             870,131
---------------------------------------------------------------------------------------------------------------------------------
Morgantown, WV, Tax Increment Revenue, Parking Garage Project, "A", 4.8%, 2026                      1,215,000           1,191,052
---------------------------------------------------------------------------------------------------------------------------------
Morgantown, WV, Tax Increment Revenue, Parking Garage Project,  "A ", 5%, 2033                        500,000             497,285
---------------------------------------------------------------------------------------------------------------------------------
Naturewalk Community Development District, FL, Capital Improvement Rev., "B",
  5.3%, 2016                                                                                        2,340,000           2,322,567
---------------------------------------------------------------------------------------------------------------------------------
New Port Tampa Bay Community Development District, FL, Special Assessment, "B",
  5.3%, 2012                                                                                        1,360,000           1,370,853
---------------------------------------------------------------------------------------------------------------------------------
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country
  Club), "B-1", 5.125%, 2015                                                                        1,090,000           1,092,594
---------------------------------------------------------------------------------------------------------------------------------
North Springs Improvement District, FL, Special Assessment (Parkland Golf Country
  Club), "B-2", 5.125%, 2015                                                                          500,000             501,190
---------------------------------------------------------------------------------------------------------------------------------
Northern Palm Beach County Improvement District, FL, Special Assessment, 5.35%, 2041                  750,000             752,820
---------------------------------------------------------------------------------------------------------------------------------
Old Palm Community Development District, FL, Special Assessment (Palm Beach
  Gardens), "A", 5.9%, 2035                                                                           725,000             757,154
---------------------------------------------------------------------------------------------------------------------------------
Old Palm Community Development District, FL, Special Assessment (Palm Beach
  Gardens), "B", 5.375%, 2014                                                                         885,000             894,974
---------------------------------------------------------------------------------------------------------------------------------
Osage Beach, MO, Tax Increment Rev. (Prewitts), 4.8%, 2016                                          1,675,000           1,671,801
---------------------------------------------------------------------------------------------------------------------------------
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 2023                                            1,500,000           1,497,120
---------------------------------------------------------------------------------------------------------------------------------
OTC Community Development District, FL, Special Assessment, "A", 5.3%, 2038                         1,500,000           1,479,135
---------------------------------------------------------------------------------------------------------------------------------
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 2016                                  565,000             569,893
---------------------------------------------------------------------------------------------------------------------------------
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 2028                               1,220,000           1,236,165
---------------------------------------------------------------------------------------------------------------------------------
Palm Glades Community Development District, FL, Special Assessment, "A", 5.3%, 2036                 1,110,000           1,123,875
---------------------------------------------------------------------------------------------------------------------------------
Palm River Community Development District, FL, Special Assessment, "A", 5.375%, 2036                  970,000             976,160
---------------------------------------------------------------------------------------------------------------------------------
Palm River Community Development District, FL, Special Assessment, "B", 5.15%, 2013                 1,000,000           1,003,640
---------------------------------------------------------------------------------------------------------------------------------
Panther Trace II, Community Development District, FL, Special Assessment, 5.125%, 2013              1,145,000           1,150,622
---------------------------------------------------------------------------------------------------------------------------------
Panther Trace II, Community Development District, FL, Special Assessment, "B", 5%, 2010             2,410,000           2,397,805
---------------------------------------------------------------------------------------------------------------------------------
Parkway Center, Community Development District, FL, Special Assessment, "B", 5.625%, 2014           3,705,000           3,780,323
---------------------------------------------------------------------------------------------------------------------------------
Paseo, FL, Community Development District, "B", 4.875%, 2010                                        3,305,000           3,283,683
---------------------------------------------------------------------------------------------------------------------------------
Preserve at Wilderness Lake, FL, 6.2%, 2008                                                            45,000              45,089
---------------------------------------------------------------------------------------------------------------------------------
Prince George's County, MD, Special Obligation (National Harbor Project), 5.2%, 2034                  755,000             774,796
---------------------------------------------------------------------------------------------------------------------------------
Renaissance Community Development District, FL, Special Assessment, "B", 6.25%, 2008                  335,000             336,839
---------------------------------------------------------------------------------------------------------------------------------
Reunion East Community Development District, FL, Special Assessment, 5.9%, 2007                        50,000              50,031
---------------------------------------------------------------------------------------------------------------------------------
Riverside County, CA, Public Financing Authority, Tax Allocation Rev., XLCA, 5%, 2037               2,000,000           2,084,100
---------------------------------------------------------------------------------------------------------------------------------
Riverwood Estates Community Development District, FL, Special Assessment, "B", 5%, 2013             2,830,000           2,822,925
---------------------------------------------------------------------------------------------------------------------------------
Rolling Hills Community Development District, FL, "B", 5.125%, 2013                                 2,300,000           2,302,047
---------------------------------------------------------------------------------------------------------------------------------
Sarasota National Community Development District, FL, Special Assessment, 5.3%, 2039                3,215,000           3,194,681
---------------------------------------------------------------------------------------------------------------------------------
Sterling Hill Community Development District, FL, Special Assessment, 5.5%, 2010                    1,105,000           1,112,834
---------------------------------------------------------------------------------------------------------------------------------
Stonebrier Community Development District, FL, Special Assessment, 5.5%, 2037                       1,845,000           1,887,730
---------------------------------------------------------------------------------------------------------------------------------
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.3%, 2017           2,000,000           1,996,520
---------------------------------------------------------------------------------------------------------------------------------
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038           1,500,000           1,500,000
---------------------------------------------------------------------------------------------------------------------------------
Tuscany Reserve Community Development District, FL, Special Assessment, "B", 5.25%, 2016            1,525,000           1,543,010
---------------------------------------------------------------------------------------------------------------------------------
Two Creeks Community Development District, FL, Capital Improvement Rev., 5.25%, 2037                2,185,000           2,202,152
---------------------------------------------------------------------------------------------------------------------------------
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 2037             2,345,000           2,339,138
---------------------------------------------------------------------------------------------------------------------------------
Villa Portofino West Community Development District, FL, Special Assessment, "A", 5.35%, 2036         995,000           1,007,408
---------------------------------------------------------------------------------------------------------------------------------
Washington County, PA, Redevelopment Authority (Victory Centre Project), "A", 5.45%, 2035             630,000             643,936
---------------------------------------------------------------------------------------------------------------------------------
Watergrass Community Development District, FL, Special Assessment, "B", 4.875%, 2010                2,460,000           2,442,485
---------------------------------------------------------------------------------------------------------------------------------
Wentworth Estates Community Development District, FL, Special Assessment, "B", 5.125%, 2012         1,285,000           1,283,921
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  128,585,640
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 6.2%
---------------------------------------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027                                      $10,740,000      $   11,480,308
---------------------------------------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.375%, 2032                                          495,000             537,946
---------------------------------------------------------------------------------------------------------------------------------
California County, CA, Tobacco Securitization Agency, Capital Appreciation Asset
  Backed (Gold Country), 0%, 2033                                                                   8,015,000           1,816,600
---------------------------------------------------------------------------------------------------------------------------------
California County, CA, Tobacco Securitization Agency, Tobacco Settlement (Los
  Angeles County), 0% to 2010, 5.65% to 2041                                                        1,525,000           1,329,602
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 2029                          4,320,000           4,514,097
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "A", 0%, 2050                          8,000,000             551,600
---------------------------------------------------------------------------------------------------------------------------------
Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico, "B", 0%, 2055                         14,000,000             517,160
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.25%, 2024                                               3,455,000           3,676,569
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, 6.75%, 2040                                                 885,000             959,543
---------------------------------------------------------------------------------------------------------------------------------
District of Columbia, Tobacco Settlement, Capital Appreciation, "A", 0%, 2046                      19,160,000           1,830,930
---------------------------------------------------------------------------------------------------------------------------------
Golden State Tobacco Securitization Corp., California Tobacco Settlement Rev., Asset
  Backed, "A-1", 5%, 2033                                                                           6,780,000           6,751,660
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A-1", 6.625%, 2013 (c)         1,070,000           1,236,396
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A-1", 6.75%, 2013 (c)          2,620,000           3,045,095
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A-1", 5.125%, 2047             6,780,000           6,784,475
---------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement, "A-4", 7.8%, 2013 (c)           3,000,000           3,656,580
---------------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B", 5.3%, 2011 (c)       5,000,000           5,296,750
---------------------------------------------------------------------------------------------------------------------------------
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, "B", 0%
  to 2007, 5.6% to 2034                                                                             4,295,000           4,399,970
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority Rev., 5.5%, 2030                                             4,915,000           5,177,658
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Tobacco Settlement Authority Rev., "2001B", 5.875%, 2039                                  4,325,000           4,635,622
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Financing Corp., 5.75%, 2012 (c)                                      6,560,000           7,003,522
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Financing Corp., 7%, 2013 (c)                                            45,000              52,908
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Financing Corp., "1-A", 5%, 2029                                      4,000,000           3,968,400
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Tobacco Settlement Financing Corp., "1-A", 5%, 2041                                     10,250,000          10,071,958
---------------------------------------------------------------------------------------------------------------------------------
Northern Tobacco Securitization Corp., AK, Asset Backed, "A", 5%, 2046                              3,140,000           3,067,372
---------------------------------------------------------------------------------------------------------------------------------
Rockland Tobacco Asset Securitization Corp., NY, Tobacco Asset Backed, "C", 0%, 2060               33,955,000             661,443
---------------------------------------------------------------------------------------------------------------------------------
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo-
  Santa Clara), "A", 0%, 2036                                                                       7,265,000           1,485,910
---------------------------------------------------------------------------------------------------------------------------------
Silicon Valley Tobacco Securitization Authority, CA, Tobacco Settlement Rev. (Turbo-
  Santa Clara), "A", 0%, 2041                                                                       5,640,000             857,054
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority Rev., "B", 6%, 2022                                     2,500,000           2,642,300
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority Rev., "B", 6.375%, 2028                                 3,725,000           3,987,911
---------------------------------------------------------------------------------------------------------------------------------
South Carolina Tobacco Settlement Authority Rev., "B", 6.375%, 2030                                 2,435,000           2,831,540
---------------------------------------------------------------------------------------------------------------------------------
Virginia Tobacco Settlement Financing Corp., 5.625%, 2015 (c)                                       1,150,000           1,231,938
---------------------------------------------------------------------------------------------------------------------------------
Virginia Tobacco Settlement Financing Corp., "B-1", 5%, 2047                                          430,000             423,550
---------------------------------------------------------------------------------------------------------------------------------
Washington Tobacco Settlement Authority, 6.5%, 2026                                                 1,055,000           1,155,942
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $  107,640,309
---------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
E-470 Public Highway Authority, Colorado Rev., Capital Appreciation, "B", MBIA, 0%, 2027          $12,305,000      $    4,547,805
---------------------------------------------------------------------------------------------------------------------------------
Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Rev., "A", 7.15%, 2010 (c)           5,000,000           5,543,950
---------------------------------------------------------------------------------------------------------------------------------
New Jersey Turnpike Authority Rev., MBIA, 5.375%, 2010 (c)(u)                                      10,000,000          10,428,000
---------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., "B", 0%, 2008 (c)                                     2,100,000           1,644,237
---------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., "B", 0%, 2008 (c)                                     7,000,000           5,178,740
---------------------------------------------------------------------------------------------------------------------------------
Pocahontas Parkway Assn., VA, Toll Road Rev., "B", 0%, 2008 (c)                                     5,100,000           3,561,636
---------------------------------------------------------------------------------------------------------------------------------
San Joaquin Hills, CA, Toll Road Rev. (Transportation Corridor Agency), ETM, 0%, 2011 (c)          13,400,000          11,708,518
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   42,612,886
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Telluride, CO, Real Estate Transfer Assessment Rev. (Gondola Transit Co.), ETM,
  11.5%, 2012 (c)                                                                                 $ 6,000,000      $    7,858,260
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028                   $ 1,475,000      $    1,498,969
---------------------------------------------------------------------------------------------------------------------------------
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2032                     1,025,000           1,037,607
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (L.A. College of Chiropractic), 5.6%, 2017         2,000,000           2,015,240
---------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Rev. (University of La Verne), "A", 5%, 2029            2,205,000           2,272,870
---------------------------------------------------------------------------------------------------------------------------------
Foothill-DE Anza Community College District, CA, Capital Appreciation, "B", AMBAC, 0%, 2034         9,580,000           2,709,224
---------------------------------------------------------------------------------------------------------------------------------
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary's College), 4.5%, 2025            1,000,000             981,500
---------------------------------------------------------------------------------------------------------------------------------
Frederick County, MD, Educational Facilities Rev. (Mount St. Mary's College), 5%, 2030              1,000,000           1,029,200
---------------------------------------------------------------------------------------------------------------------------------
Harrisburg, PA, University of Science, "A", 5.4%, 2016                                                815,000             838,806
---------------------------------------------------------------------------------------------------------------------------------
Harrisburg, PA, University of Science, "B", 6%, 2036                                                1,895,000           1,965,361
---------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Community College Systems, MBIA, 7.875%, 2025                                          9,150,000          10,798,555
---------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority Rev. (Augustana College), "A", 5.625%, 2022               1,300,000           1,378,455
---------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Illinois Institute of Technology), "A", 5%, 2031                   2,000,000           2,037,360
---------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Illinois Institute of Technology), "A", 5%, 2036                   1,520,000           1,543,970
---------------------------------------------------------------------------------------------------------------------------------
Indiana Educational Facilities Authority Rev. (Manchester College), 5.75%, 2018                     1,000,000           1,035,020
---------------------------------------------------------------------------------------------------------------------------------
Iowa Higher Education Loan Authority Rev. (Waldorf Lutheran Collage), "A", 5%, 2027                 1,100,000           1,112,276
---------------------------------------------------------------------------------------------------------------------------------
Iowa Higher Education Loan Authority Rev. (Waldorf Lutheran Collage), "A", 5%, 2034                 1,000,000           1,006,340
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Higher Educational & Health Facilities Authority Rev. (Franklin Pierce
  Law Center), 5.5%, 2018                                                                           1,200,000           1,230,792
---------------------------------------------------------------------------------------------------------------------------------
New York Dormitory Authority Rev. (Vassar College), 4.25%, 2039                                     1,880,000           1,785,116
---------------------------------------------------------------------------------------------------------------------------------
Private Colleges & Universities Authority, GA, Rev. (Mercer University Project), "A",
  5.375%, 2029                                                                                        760,000             779,547
---------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.),
  6.5%, 2009 (c)                                                                                    2,000,000           2,156,840
---------------------------------------------------------------------------------------------------------------------------------
Savannah, GA, Economic Development Authority Rev. (College of Art & Design, Inc.),
  ETM, 6.2%, 2009 (c)                                                                                 635,000             652,939
---------------------------------------------------------------------------------------------------------------------------------
University of Arkansas, University Construction Rev. (UAMS Campus), "B", MBIA, 5%, 2034               890,000             935,372
---------------------------------------------------------------------------------------------------------------------------------
University of Colorado Enterprise Systems Rev., Refunding & Improvement, FGIC, 5%, 2030             1,865,000           1,964,945
---------------------------------------------------------------------------------------------------------------------------------
West Virginia, Higher Education Facilities Rev., "B", FGIC, 5%, 2034                                3,730,000           3,891,323
---------------------------------------------------------------------------------------------------------------------------------
Wisconsin Health & Educational Facilities Authority Rev. (Carroll College, Inc. Project),
  5.25%, 2021                                                                                         500,000             527,705
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   47,185,332
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Illinois Educational Facilities Authority, Educational Advancement Fund (University
  Center), 6.625%, 2012 (c)                                                                       $ 1,500,000      $    1,708,680
---------------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp. (Morgan State University Project), "A", 6%, 2022                  100,000             102,561
---------------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp. (Morgan State University Project), "A", 6%, 2034                   55,000              56,343
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    1,867,584
---------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev. (Escondido Charter
  High School), 7.5%, 2011 (c)                                                                    $ 1,850,000      $    2,107,575
---------------------------------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev. (Escondido Charter
  High School), 7.5%, 2011 (c)                                                                      3,485,000           4,069,156
---------------------------------------------------------------------------------------------------------------------------------
Deerfield, IL, Educational Facilities Authority Rev. (Chicagoland Jewish High School
  Project), 6%, 2041                                                                                2,610,000           2,680,914
---------------------------------------------------------------------------------------------------------------------------------
Gainesville, GA, Redevelopment Authority Educational Facilities Rev. (Riverside
  Military Academy, Inc.), 5.125%, 2037                                                               800,000             816,240
---------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Economic Development Rev. (Latin School of
  Chicago), 5.6%, 2008 (c)                                                                            850,000             869,312
---------------------------------------------------------------------------------------------------------------------------------
Illinois Development Finance Authority, Economic Development Rev. (Latin School of
  Chicago), 5.65%, 2008 (c)                                                                         1,730,000           1,770,344
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), "A",
  5.25%, 2027                                                                                       1,570,000           1,581,948
---------------------------------------------------------------------------------------------------------------------------------
Lee County, FL, Industrial Development Authority Rev. (Lee Charter Foundation), "A",
  5.375%, 2037                                                                                      1,575,000           1,591,207
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian
  Academy), 5.25%, 2018                                                                               985,000           1,010,275
---------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Washington Christian
  Academy), 5.5%, 2038                                                                                460,000             471,656
---------------------------------------------------------------------------------------------------------------------------------
Maryland Industrial Development Financing Authority, Economic Development
  Authority Rev. (Our Lady of Good Council), "A", 6%, 2035                                            450,000             481,599
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Williston Northampton School),
  6.5%, 2008 (c)                                                                                    1,400,000           1,480,346
---------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.625%, 2021                  550,000             593,318
---------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev. (YMCA Service Learning Academy), 7.75%, 2031                 2,450,000           2,644,236
---------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter
  Schools), "C", 6.4%, 2013                                                                         1,060,000           1,123,006
---------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Education Rev. (Arizona Charter
  Schools), "C", 6.75%, 2031                                                                        2,985,000           3,165,593
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   26,456,725
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - COGENERATION - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Authority, 5.7%, 2012                                      $   830,000      $      834,191
---------------------------------------------------------------------------------------------------------------------------------
Alaska Industrial Development & Export Authority, 5.875%, 2032                                      1,800,000           1,755,234
---------------------------------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners),
  6.65%, 2010                                                                                       4,975,000           5,130,220
---------------------------------------------------------------------------------------------------------------------------------
Ohio Water Development Authority (Bay Shore Power), 5.875%, 2020                                    1,700,000           1,732,946
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery
  Rev. (Colver), "G", 5.125%, 2015                                                                  1,050,000           1,066,811
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery
  Rev. (Northampton Generating), "A", 6.5%, 2013                                                    2,300,000           2,324,725
---------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev., Resources Recovery
  Rev. (Northampton Generating), "A", 6.6%, 2019                                                    5,000,000           5,057,400
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   17,901,527
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Company), "C",
  5.75%, 2036 (a)                                                                                 $ 3,760,000      $    3,864,378
---------------------------------------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Industrial Development Board, Pollution Control Rev. (Entergy
  Gulf States, Inc.), 5.45%, 2010                                                                   4,800,000           4,801,968
---------------------------------------------------------------------------------------------------------------------------------
Clark County, NV, Industrial Development Rev. (Southwest Gas Corp.), "A", AMBAC,
  4.85%, 2035                                                                                       3,215,000           3,243,613
---------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "A", 6.3%, 2016                 3,240,000           3,299,033
---------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "A", 5.8%, 2022                 4,500,000           4,547,700
---------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (New Mexico Public Service), "C", 5.8%, 2022                 1,390,000           1,404,734
---------------------------------------------------------------------------------------------------------------------------------
Farmington, NM, Pollution Control Rev. (Tucson Electric), "A", 6.95%, 2020                          3,000,000           3,094,890
---------------------------------------------------------------------------------------------------------------------------------
Forsyth, MT, Pollution Control Rev. (Northwestern Corp.), AMBAC, 4.65%, 2023                        3,085,000           3,166,475
---------------------------------------------------------------------------------------------------------------------------------
Forsyth, MT, Pollution Control Rev. (Portland General), "B", 5.2%, 2033 (a)                           770,000             788,118
---------------------------------------------------------------------------------------------------------------------------------
Forsyth, MT, Pollution Control Rev. (Puget Sound Energy), " A", AMBAC, 5%, 2031                     3,165,000           3,325,276
---------------------------------------------------------------------------------------------------------------------------------
Matagorda County, TX, Pollution Control Rev. (Reliant Energy), 5.95%, 2030                          3,095,000           3,193,050
---------------------------------------------------------------------------------------------------------------------------------
Mecklenburg County, VA, Industrial Development Authority Rev. (UAE Mecklenburg
  LP), 6.5%, 2017                                                                                   2,800,000           3,060,848
---------------------------------------------------------------------------------------------------------------------------------
New Hampshire Industrial Development Authority, Pollution Control Rev. (Connecticut
  Light & Power), 5.9%, 2018                                                                        1,000,000           1,042,580
---------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.),
  "A", 6.1%, 2025                                                                                   2,000,000           2,010,680
---------------------------------------------------------------------------------------------------------------------------------
Pointe Coupee Parish, LA, Pollution Control Rev. (Gulf States Utilities Co.), 6.7%, 2013            1,000,000           1,001,190
---------------------------------------------------------------------------------------------------------------------------------
Port Morrow, OR, Pollution Control Rev. (Portland General), 5.2%, 2033 (a)                          1,900,000           1,942,560
---------------------------------------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028                 3,335,000           3,346,506
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   47,133,599
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Corpus Christi, TX, Utility Systems Rev., AMBAC, 5%, 2025                                         $ 2,600,000      $    2,733,666
---------------------------------------------------------------------------------------------------------------------------------
North Carolina Municipal Power Agency, Catawba Electric Rev., 6.375%, 2013                          2,750,000           2,947,973
---------------------------------------------------------------------------------------------------------------------------------
Southern California Public Power Authority (Transmission Project Rev.), RIBS,
  7.721%, 2012 (p)                                                                                    150,000             150,300
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $    5,831,939
---------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 3.1%
---------------------------------------------------------------------------------------------------------------------------------
Alabama Drinking Water Finance Authority, "A", AMBAC, 4%, 2028                                    $ 5,000,000      $    4,745,100
---------------------------------------------------------------------------------------------------------------------------------
Berkeley County, WV, Public Service Sewer District,  "A ", 5%, 2047                                   745,000             752,442
---------------------------------------------------------------------------------------------------------------------------------
Berkeley County, WV, Public Service Sewer District, Sewer Capacity Impact Fee, 5%, 2022               900,000             899,001
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewer Authority Rev., 6.25%, 2010 (c)                                   1,010,000           1,090,376
---------------------------------------------------------------------------------------------------------------------------------
Forsyth County, GA, Water & Sewerage Authority Rev., 6.25%, 2010 (c)                                1,000,000           1,079,580
---------------------------------------------------------------------------------------------------------------------------------
Louisville & Jefferson, KY, District Sewer & Drain System, "A", FGIC, 5.25%, 2037                   2,635,000           2,836,630
---------------------------------------------------------------------------------------------------------------------------------
Magnolia, TX, Water & Sewer System Rev., 5.15%, 2031                                                  655,000             671,774
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, "A", FSA, 4.5%, 2036                                       3,070,000           3,035,340
---------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, RITES, FRN, FGIC, 8.77%, 2019 (n)(v)                         765,000           1,054,277
---------------------------------------------------------------------------------------------------------------------------------
Miami-Dade County, FL, Stormwater Utility Rev., MBIA, 5%, 2028                                      1,685,000           1,772,553
---------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Authority Rev., 5.5%, 2009 (c)(u)                                          15,170,000          15,943,518
---------------------------------------------------------------------------------------------------------------------------------
Mississippi Development Bank Special Obligations, Grenada, MS, Water & Sewer
  Systems Project, "N", FSA, 5%, 2030                                                               2,155,000           2,271,866
---------------------------------------------------------------------------------------------------------------------------------
Montgomery County, TX, Municipal Utility District No. 46 (Waterworks & Sewer
  Systems), MBIA, 4.75%, 2028                                                                       1,490,000           1,521,260
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water Finance Authority Rev., "B", 5.75%, 2007 (c)                          8,590,000           8,696,516
---------------------------------------------------------------------------------------------------------------------------------
Nueces River Authority, Texas Water Supply Rev. (Corpus Christi Project), FSA, 5%, 2027             2,000,000           2,098,580
---------------------------------------------------------------------------------------------------------------------------------
Phoenix, AZ, FGIC, 6.25%, 2010 (c)                                                                  1,000,000           1,085,820
---------------------------------------------------------------------------------------------------------------------------------
Virginia Clean Water Rev., 5.75%, 2010 (c)                                                          2,500,000           2,666,850
---------------------------------------------------------------------------------------------------------------------------------
Westmoreland County, PA, Municipal Authority Services Rev., FSA, 5.25%, 2015 (c)                    2,075,000           2,286,982
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   $   54,508,465
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                            $1,756,453,816
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., "C", 3.99%, due 5/01/07                                     $   145,000      $      145,000
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Scott & White Memorial
  Hospital), 4.02%, due 5/01/07                                                                     1,900,000           1,900,000
---------------------------------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Scott & White Memorial
  Hospital), "B-1", 4.02%, due 5/01/07                                                              2,400,000           2,400,000
---------------------------------------------------------------------------------------------------------------------------------
Blount County, TN, Public Building Authority, Local Government Public Improvement,
  "A-1", 4.12%, due 5/01/07                                                                           390,000             390,000
---------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Midway Airport Rev., Second Lien, "A", 4.07%, due 5/01/07                                400,000             400,000
---------------------------------------------------------------------------------------------------------------------------------
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 4.06%, due 5/01/07                1,500,000           1,500,000
---------------------------------------------------------------------------------------------------------------------------------
Harris County, TX, Health Facilities Development Rev. (University of Texas Medical
  Center), 4.02%, due 5/01/07                                                                       3,400,000           3,400,000
---------------------------------------------------------------------------------------------------------------------------------
Jackson County, MS, Pollution Control Rev. (Chevron USA, Inc.), 4%, due 5/01/07                       900,000             900,000
---------------------------------------------------------------------------------------------------------------------------------
Jackson County, MS, Pollution Control Rev. (Chevron USA, Inc.), 4%, due 5/01/07                     1,500,000           1,500,000
---------------------------------------------------------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 4.12%, due 5/01/07                  3,700,000           3,700,000
---------------------------------------------------------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 4.12%, due 5/01/07                  1,800,000           1,800,000
---------------------------------------------------------------------------------------------------------------------------------
 Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), "B", 4.12%, due 5/01/07            4,400,000           4,400,000
---------------------------------------------------------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), "C", 4.12%, due 5/01/07               500,000             500,000
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, 4.07%, due 5/01/07                                                                    1,600,000           1,600,000
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, "A-4", 4.08%, due 5/01/07                                                               300,000             300,000
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., "A",
  4%, due 5/01/07                                                                                     100,000             100,000
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., "C",
  4.07%, due 5/01/07                                                                                4,000,000           4,000,000
---------------------------------------------------------------------------------------------------------------------------------
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., "G",
  4.07%, due 5/01/07                                                                                  100,000             100,000
---------------------------------------------------------------------------------------------------------------------------------
Orange County, CA, 3.95%, due 5/01/07                                                                 100,000             100,000
---------------------------------------------------------------------------------------------------------------------------------
Pinellas County, FL, Health Facilities Authority Rev. (Pooled Hospital Loan Program),
  4.1%, due 5/01/07                                                                                 1,300,000           1,300,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority, 3.96%, due 5/03/07                                    2,500,000           2,500,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority (Local Government Public Improvement),
  3.96%, due 5/01/07                                                                                  100,000             100,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority (Local Government Public Improvement),
  3.96%, due 5/03/07                                                                                  700,000             700,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority Rev., 3.96%, due 5/03/07                                  65,000              65,000
---------------------------------------------------------------------------------------------------------------------------------
Sevier County, TN, Public Building Authority Rev., Government Public Improvement
  III, "B-2", 3.96%, due 5/03/07                                                                       50,000              50,000
---------------------------------------------------------------------------------------------------------------------------------
South Blount County, TN, Utility District Rev., 4.12%, due 5/01/07                                    800,000             800,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                 $   34,650,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                             $1,791,103,816
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (3.4)%                                                                               (59,503,769)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                              $1,731,600,047
---------------------------------------------------------------------------------------------------------------------------------

(a) Mandatory put date is earlier then stated maturity date.
(c) Refunded bond.
(d) Non-income producing security - in default.
(k) As of April 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $1,756,453,816 and 98.07% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $39,284,972, representing 2.3% of net assets.
(p) Primary inverse floater.
(u) Underlying security deposited into special purpose trust ("the trust") by investment banker upon creation of self-deposited inverse floaters.
(v) Externally deposited inverse floater.

The following abbreviations are used in this report and are defined:
BMA        Bond Market Assn.
COP        Certificate of Participation
ETM        Escrowed to Maturity
FRN        Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Insurers
--------------------------------------------------------------------------------------------------------------------------------
AMBAC      AMBAC Indemnity Corp.
CIFG       CDC IXIS Financial Guaranty
FGIC       Financial Guaranty Insurance Co.
FHA        Federal Housing Administration
FNMA       Federal National Mortgage Assn.
FSA        Financial Security Assurance Inc.
GNMA       Government National Mortgage Assn.
MBIA       MBIA Insurance Corp.
PSF        Permanent School Fund
XLCA       XL Capital Insurance Co.

Inverse Floaters
--------------------------------------------------------------------------------------------------------------------------------
RIBS       Residual Interest Bonds
RITES      Residual Interest Tax-Exempt Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MUNICIPAL HIGH INCOME FUND

SUPPLEMENTAL INFORMATION (UNAUDITED) 4/30/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $1,664,626,770
                                                                ==============
Gross unrealized appreciation                                   $   93,477,735
Gross unrealized depreciation                                      (23,135,100)
                                                                --------------
      Net unrealized appreciation (depreciation)                $   70,342,635
                                                                ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS SWAP AGREEMENTS AT 4/30/07

                                                                                                          UNREALIZED
                   NOTIONAL                                 CASH FLOWS          CASH FLOWS               APPRECIATION
EXPIRATION          AMOUNT              COUNTERPARTY        TO RECEIVE            TO PAY                 (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAPS
12/01/07           USD 22,000,000      Merrill Lynch        7-Day BMA           2.795% (fixed)            $   107,458
                                       Capital Services
7/18/17            USD 16,000,000      Citibank             7-Day BMA           3.76% (fixed)                (113,543)
                                                                                                          -----------
                                                                                                          $    (6,085)
                                                                                                          ===========

At April 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

MFS(R) HIGH YIELD OPPORTUNITIES FUND

4/30/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS High Yield Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 4/30/07

ISSUER                                                                                             SHARES/PAR           VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 85.1%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 8%, 2014 (n)                                                                    $ 3,210,000        $  3,370,500
---------------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc., 7.625%, 2018                                                                2,415,000           2,529,713
---------------------------------------------------------------------------------------------------------------------------------
Hawker Beechcraft Acquisition, 9.75%, 2017 (n)                                                      2,010,000           2,155,725
---------------------------------------------------------------------------------------------------------------------------------
Vought Aircraft Industry, Inc., 8%, 2011                                                            4,790,000           4,837,900
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,893,838
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.9%, 2017                                                            $   221,378        $    221,902
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.748%, 2017                                                              460,904             459,752
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.795%, 2018                                                            1,474,262           1,470,576
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 8.307%, 2018                                                            1,049,902           1,102,397
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                                              277,869             284,121
---------------------------------------------------------------------------------------------------------------------------------
Tam Capital, Inc., 7.375%, 2017 (z)                                                                   388,000             378,300
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,917,048
---------------------------------------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Cerveceria Nacional Dominicana, 8%, 2014 (n)                                                      $   293,000        $    302,523
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75%, 2015                                                                   $ 3,255,000        $  3,572,363
---------------------------------------------------------------------------------------------------------------------------------
Propex Fabrics, Inc., 10%, 2012                                                                     3,605,000           3,325,613
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,897,976
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
Anthracite Ltd., CDO, 6%, 2037 (z)                                                                $ 1,500,000        $  1,334,297
---------------------------------------------------------------------------------------------------------------------------------
Arbor Realty Mortgage Securities, CDO, FRN, 7.655%, 2038 (z)                                        1,409,114           1,420,246
---------------------------------------------------------------------------------------------------------------------------------
ARCap REIT, Inc., "H", 6.1%, 2045 (n)                                                               1,025,662             917,847
---------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., FRN, 8.356414%, 2029 (z)                                                2,300,000           2,470,406
---------------------------------------------------------------------------------------------------------------------------------
Babson Ltd., "D", CLO, FRN, 6.85563%, 2018 (n)                                                      1,005,000             987,413
---------------------------------------------------------------------------------------------------------------------------------
Crest Ltd., 7%, 2040 (n)                                                                              993,500             945,812
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 4.122%, 2025 (i)(z)                                                      1,837,575             258,400
---------------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.092%, 2030 (i)                            5,558,094             106,098
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 1.425%, 2039 (i)(n)                                                 4,926,790             276,362
---------------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities XII Ltd., 9.8%, 2033 (e)(z)                                               1,775,000           1,499,875
---------------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities XVI Ltd., 14%, 2035 (e)(z)                                                3,250,000           2,827,500
---------------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities XVII Ltd., 9.3%, 2035 (e)(z)                                              1,813,000           1,468,530
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,512,786
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 4.0%
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 8.625%, 2010                                                               $ 1,255,000        $  1,284,791
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 7%, 2013                                                                     1,896,000           1,792,846
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., 8%, 2016                                                                     2,535,000           2,479,164
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co. LLC, 9.75%, 2010                                                              9,740,000          10,306,615
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co., FRN, 8.105%, 2012                                                            1,615,000           1,592,896
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., 8.375%, 2033                                                                  7,104,000           6,420,240
---------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co., 9%, 2015                                                                5,785,000           6,377,963
---------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 7%, 2014 (n)                                                                  1,395,000           1,381,050
---------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 7.25%, 2017 (n)                                                                 345,000             342,413
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 31,977,978
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 5.2%
---------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                                        $ 4,037,000        $  4,148,018
---------------------------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 5.5%, 2014                                                      5,110,000           4,531,068
---------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., 8.5%, 2032                                                                     1,368,000           1,736,323
---------------------------------------------------------------------------------------------------------------------------------
Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012                                                3,245,000           3,082,750
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 9.25%, 2016                                                                  1,550,000           1,705,000
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25%, 2016                                                                 5,780,000           6,596,425
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., FRN, 8.87188%, 2015                                                          2,050,000           2,096,125
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., 0% to 2010, 9.25% to 2015                                                            1,745,000           1,465,800
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                  1,260,000           1,346,625
---------------------------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc., FRN, 11.61%, 2013 (n)                                                     3,370,000           3,504,800
---------------------------------------------------------------------------------------------------------------------------------
LBI Media Holdings, Inc., 0% to 2008, 11% to 2013                                                   4,375,000           4,003,125
---------------------------------------------------------------------------------------------------------------------------------
Umbrella Acquisition, Inc., 9.75%, 2015 (n)                                                         7,505,000           7,533,144
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 41,749,203
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Builders FirstSource, Inc., FRN, 9.61%, 2012                                                      $ 1,625,000        $  1,651,406
---------------------------------------------------------------------------------------------------------------------------------
C10 Capital SPV Ltd., 6.722% to 2016, FRN to 2049(n)                                                  515,000             514,289
---------------------------------------------------------------------------------------------------------------------------------
Interface, Inc., 10.375%, 2010                                                                        864,000             954,720
---------------------------------------------------------------------------------------------------------------------------------
Interface, Inc., 9.5%, 2014                                                                         1,055,000           1,149,950
---------------------------------------------------------------------------------------------------------------------------------
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                                   8,565,000           6,423,750
---------------------------------------------------------------------------------------------------------------------------------
NTK Holdings, Inc., 8.5%, 2014                                                                      2,624,000           2,591,200
---------------------------------------------------------------------------------------------------------------------------------
Ply Gem Industries, Inc., 9%, 2012                                                                  2,500,000           2,256,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 15,541,565
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Ltd., 10.75%, 2016 (n)                                                            $ 2,245,000        $  2,525,625
---------------------------------------------------------------------------------------------------------------------------------
Northern Telecom Corp., 6.88%, 2023                                                                   695,000             650,694
---------------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc., 10.25%, 2015                                                            5,925,000           6,517,500
---------------------------------------------------------------------------------------------------------------------------------
Xerox Corp., 7.625%, 2013                                                                           1,820,000           1,911,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,604,819
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 2.7%
---------------------------------------------------------------------------------------------------------------------------------
C&M Co. Ltd., 8.1%, 2016 (n)                                                                      $   344,000        $    365,070
---------------------------------------------------------------------------------------------------------------------------------
CCH I Holdings LLC, 11%, 2015                                                                       5,892,000           6,260,250
---------------------------------------------------------------------------------------------------------------------------------
CCH II Holdings LLC, 10.25%, 2010                                                                   2,960,000           3,152,400
---------------------------------------------------------------------------------------------------------------------------------
CCO Holdings LLC, 8.75%, 2013                                                                       1,285,000           1,347,644
---------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 6.75%, 2012                                                                     2,085,000           2,082,394
---------------------------------------------------------------------------------------------------------------------------------
Kabel Deutschland Gmbh, 10.625%, 2014                                                               1,635,000           1,827,113
---------------------------------------------------------------------------------------------------------------------------------
NTL Cable PLC, 9.125%, 2016                                                                         3,569,000           3,809,908
---------------------------------------------------------------------------------------------------------------------------------
Telenet Group Holdings N.V., 0% to 2008, 11.5% to 2014(n)                                           2,761,000           2,588,438
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 21,433,217
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                                              $   230,000        $    242,650
---------------------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875%, 2014                                                                        2,890,000           3,027,275
---------------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0% to 2009, 9.875% to 2014                                                       4,981,000           4,233,850
---------------------------------------------------------------------------------------------------------------------------------
Koppers, Inc., 9.875%, 2013                                                                         2,575,000           2,793,875
---------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                                                1,405,000           1,496,325
---------------------------------------------------------------------------------------------------------------------------------
Momentive Performance Materials, Inc., 11.5%, 2016 (n)                                              7,215,000           7,692,994
---------------------------------------------------------------------------------------------------------------------------------
Mosaic Co., 7.625%, 2016 (n)                                                                        3,050,000           3,255,875
---------------------------------------------------------------------------------------------------------------------------------
Nalco Co., 8.875%, 2013                                                                             2,670,000           2,856,900
---------------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 10.625%, 2011                                                         3,000               3,165
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 25,602,909
---------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Urbi Desarrollos Urbanos S.A. de C.V., 8.5%, 2016 (n)                                             $   950,000        $  1,033,125
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
Affinion Group, Inc., 11.5%, 2015                                                                 $ 2,305,000        $  2,535,500
---------------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America, 6.25%, 2013                                                           2,400,000           2,400,000
---------------------------------------------------------------------------------------------------------------------------------
Del Laboratories, Inc., 8%, 2012                                                                    3,275,000           3,070,313
---------------------------------------------------------------------------------------------------------------------------------
GEO Group, Inc., 8.25%, 2013                                                                        2,465,000           2,579,006
---------------------------------------------------------------------------------------------------------------------------------
Jarden Corp., 7.5%, 2017                                                                            2,750,000           2,815,313
---------------------------------------------------------------------------------------------------------------------------------
Kar Holdings, Inc., 10%, 2015 (z)                                                                   4,670,000           4,839,288
---------------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc., 9.375%, 2011                                                                  630,000             650,475
---------------------------------------------------------------------------------------------------------------------------------
Realogy Corp., 10.5%, 2014 (z)                                                                      1,760,000           1,762,200
---------------------------------------------------------------------------------------------------------------------------------
Realogy Corp., 12.375%, 2015 (z)                                                                    2,815,000           2,815,000
---------------------------------------------------------------------------------------------------------------------------------
Service Corp. International, 7.375%, 2014                                                           1,485,000           1,544,400
---------------------------------------------------------------------------------------------------------------------------------
Service Corp. International, 6.75%, 2015 (n)                                                          765,000             772,650
---------------------------------------------------------------------------------------------------------------------------------
Service Corp. International, 7%, 2017                                                               3,615,000           3,596,925
---------------------------------------------------------------------------------------------------------------------------------
Visant Holding Corp., 8.75%, 2013                                                                   3,350,000           3,525,875
---------------------------------------------------------------------------------------------------------------------------------
Vitro S.A., 8.625%, 2012 (n)                                                                          204,000             211,446
---------------------------------------------------------------------------------------------------------------------------------
Vitro S.A., 9.125%, 2017 (n)                                                                        1,680,000           1,759,800
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 34,878,191
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Berry Plastics Holding Corp., 8.875%, 2014                                                        $ 3,035,000        $  3,126,050
---------------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co. LP, 9.875%, 2014                                                               3,190,000           3,301,650
---------------------------------------------------------------------------------------------------------------------------------
Greif, Inc., 6.75%, 2017 (n)                                                                        2,185,000           2,223,238
---------------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                   4,395,000           4,636,725
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,287,663
---------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 6.125%, 2014                                                            $ 1,500,000        $  1,477,500
---------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp., 5.875%, 2015                                                              4,995,000           4,863,881
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,341,381
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Avago Technologies Finance, 11.875%, 2015                                                         $ 2,865,000        $  3,273,263
---------------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 10.125%, 2016 (n)                                                    5,545,000           5,600,450
---------------------------------------------------------------------------------------------------------------------------------
NXP B.V./NXP Funding LLC, 7.875%, 2014 (n)                                                          1,075,000           1,118,000
---------------------------------------------------------------------------------------------------------------------------------
NXP B.V./NXP Funding LLC, 9.5%, 2015 (n)                                                            3,115,000           3,270,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,262,463
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
Banco do Brasil S.A., 7.95%, 2049 (n)                                                             $   283,000        $    293,754
---------------------------------------------------------------------------------------------------------------------------------
Gazprom International S.A., 6.212%, 2016                                                            2,538,000           2,569,725
---------------------------------------------------------------------------------------------------------------------------------
Gazprom International S.A., 7.201%, 2020                                                            3,580,394           3,774,452
---------------------------------------------------------------------------------------------------------------------------------
Gazprom International S.A., 6.51%, 2022 (n)                                                         2,020,000           2,078,075
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013                                                                           1,340,000           1,597,280
---------------------------------------------------------------------------------------------------------------------------------
Majapahit Holding B.V., 7.75%, 2016 (n)                                                               309,000             327,154
---------------------------------------------------------------------------------------------------------------------------------
National Power Corp., 6.875%, 2016 (n)                                                                317,000             322,944
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                                    2,129,000           2,684,669
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.5%, 2027                                                      3,401,000           4,701,883
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 18,349,936
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 5.8%
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 6%, 2017                                                           $   874,000        $    890,606
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8%, 2018                                                             4,263,000           4,838,505
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 7.125%, 2037                                                         1,983,000           2,241,782
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, CLN, 6%, 2009 (z)                                                BRL 4,078,293           1,947,036
---------------------------------------------------------------------------------------------------------------------------------
National Republic of Bulgaria, 8.25%, 2015                                                        $   348,000             412,554
---------------------------------------------------------------------------------------------------------------------------------
Peru Enhanced Pass-Through Trust, 0%, 2018 (z)                                                        346,000             237,010
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 11.31%, 2010                                                             ARS 1,651,000             543,805
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 5.475%, 2012                                                               $ 1,724,250           1,647,147
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 7%, 2013                                                                     3,000,000           2,907,250
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 7%, 2015                                                                     1,951,000           1,829,063
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 8.28%, 2033                                                                  1,078,510           1,160,477
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, 0%, 2035                                                                     3,230,741             491,073
---------------------------------------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 5.83%, 2033                                                         ARS 1,219,000             594,605
---------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, 7.375%, 2037                                                                $ 1,141,000           1,275,638
---------------------------------------------------------------------------------------------------------------------------------
Republic of Colombia, FRN, 7.16%, 2015                                                                511,000             544,215
---------------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 8.25%, 2032                                                                1,475,000           1,806,875
---------------------------------------------------------------------------------------------------------------------------------
Republic of El Salvador, 7.65%, 2035 (n)                                                              386,000             445,830
---------------------------------------------------------------------------------------------------------------------------------
Republic of Indonesia, 6.875%, 2017 (n)                                                               370,000             392,200
---------------------------------------------------------------------------------------------------------------------------------
Republic of Indonesia, CLN, 12.5%, 2013 (z)                                                         1,972,000           1,913,353
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 6.7%, 2036                                                                      1,802,000           1,905,615
---------------------------------------------------------------------------------------------------------------------------------
Republic of Peru, 6.55%, 2037                                                                       1,456,000           1,540,448
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 7.5%, 2024                                                                   930,000           1,027,650
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 9.5%, 2030                                                                   234,000             311,805
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 7.75%, 2031                                                                1,405,000           1,591,163
---------------------------------------------------------------------------------------------------------------------------------
Republic of Philippines, 6.375%, 2032                                                                 378,000             368,078
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 7.25%, 2015                                                                     1,249,000           1,302,083
---------------------------------------------------------------------------------------------------------------------------------
Republic of Turkey, 6.875%, 2036                                                                    2,042,000           1,978,188
---------------------------------------------------------------------------------------------------------------------------------
Republic of Uruguay, 9.25%, 2017                                                                      420,000             519,750
---------------------------------------------------------------------------------------------------------------------------------
Republic of Uruguay, 8%, 2022                                                                       1,882,000           2,159,595
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 7%, 2018                                                                     1,778,000           1,795,780
---------------------------------------------------------------------------------------------------------------------------------
Republic of Venezuela, 9.375%, 2034                                                                   952,000           1,193,332
---------------------------------------------------------------------------------------------------------------------------------
Republica Orient Uruguay, 7.625%, 2036                                                                236,000             263,730
---------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008                                                                        3,096,000           3,017,362
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 5.625%, 2017                                                                   284,000             288,402
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.3%, 2031                                                                   1,218,000           1,598,016
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 46,980,021
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 3.4%
---------------------------------------------------------------------------------------------------------------------------------
Chaparral Energy, Inc., 8.875%, 2017 (n)                                                          $ 3,975,000        $  4,074,375
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.375%, 2015                                                               4,485,000           4,490,606
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                               2,115,000           2,152,013
---------------------------------------------------------------------------------------------------------------------------------
Energy Partners Ltd., 9.75%, 2014 (z)                                                               1,875,000           1,907,813
---------------------------------------------------------------------------------------------------------------------------------
Hilcorp Energy I, 9%, 2016 (n)                                                                      2,425,000           2,594,750
---------------------------------------------------------------------------------------------------------------------------------
Hilcorp Energy I LP, 7.75%, 2015 (n)                                                                  995,000             999,975
---------------------------------------------------------------------------------------------------------------------------------
Mariner Energy, Inc., 8%, 2017                                                                        700,000             704,375
---------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625%, 2014                                                              3,585,000           3,602,925
---------------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7%, 2017                                                       2,910,000           2,913,638
---------------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125%, 2016                                                           3,735,000           3,716,325
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 27,156,795
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                               $ 1,870,000        $  1,979,863
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 11%, 2016                                                                $ 1,825,000        $  2,094,188
---------------------------------------------------------------------------------------------------------------------------------
HRP Myrtle Beach Operations, FRN, 10.07%, 2012 (z)                                                  1,845,000           1,854,225
---------------------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0% to 2009, 12% to 2014                                                     2,585,000           2,281,263
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,229,676
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INSTITUTIONS - 1.8%
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875%, 2011                                                     $ 5,928,000        $  5,947,924
---------------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.75%, 2014                                                        8,723,000           8,602,213
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 14,550,137
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
ARAMARK Corp., 8.5%, 2015 (n)                                                                     $ 4,110,000        $  4,300,088
---------------------------------------------------------------------------------------------------------------------------------
B&G Foods Holding Corp., 8%, 2011                                                                   1,525,000           1,547,875
---------------------------------------------------------------------------------------------------------------------------------
Del Monte Corp., 6.75%, 2015                                                                        2,180,000           2,185,450
---------------------------------------------------------------------------------------------------------------------------------
Dole Foods Co., Inc., 8.875%, 2011                                                                  3,170,000           3,209,625
---------------------------------------------------------------------------------------------------------------------------------
JBS S.A., 10.5%, 2016 (n)                                                                             264,000             302,280
---------------------------------------------------------------------------------------------------------------------------------
Michael Foods, Inc., 8%, 2013                                                                       1,400,000           1,442,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,987,318
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8%, 2010                                                              $ 2,355,000        $  2,357,944
---------------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 7%, 2015 (z)                                                                 2,895,000           2,909,475
---------------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp., 8.25%, 2012                                                                2,949,000           2,982,176
---------------------------------------------------------------------------------------------------------------------------------
JSG Funding PLC, 7.75%, 2015                                                                        1,365,000           1,399,125
---------------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 9.625%, 2012                                                                     70,000              73,675
---------------------------------------------------------------------------------------------------------------------------------
Millar Western Forest Products Ltd., 7.75%, 2013                                                    3,430,000           3,044,125
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 12,766,520
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 5.4%
---------------------------------------------------------------------------------------------------------------------------------
Great Canadian Gaming Corp., 7.25%, 2015 (n)                                                      $ 2,895,000        $  2,942,044
---------------------------------------------------------------------------------------------------------------------------------
Greektown Holdings, 10.75%, 2013 (n)                                                                3,740,000           4,011,150
---------------------------------------------------------------------------------------------------------------------------------
Grupo Posadas S.A. de C.V., 8.75%, 2011 (n)                                                           253,000             264,385
---------------------------------------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc., 5.75%, 2017                                                           8,515,000           7,067,450
---------------------------------------------------------------------------------------------------------------------------------
Majestic Star Casino LLC, 9.75%, 2011                                                               4,115,000           3,950,400
---------------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375%, 2010                                                                 1,000,000           1,078,750
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375%, 2011                                                                      5,280,000           5,603,400
---------------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 5.875%, 2014                                                                      1,975,000           1,854,031
---------------------------------------------------------------------------------------------------------------------------------
MTR Gaming Group, Inc., 9%, 2012                                                                      970,000           1,018,500
---------------------------------------------------------------------------------------------------------------------------------
NCL Corp. Ltd., 10.625%, 2014                                                                       2,140,000           2,129,300
---------------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25%, 2012                                                           1,950,000           2,003,625
---------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 6.5%, 2014                                                                   4,330,000           4,075,613
---------------------------------------------------------------------------------------------------------------------------------
Wimar Opco LLC, 9.625%, 2014 (n)                                                                    4,045,000           4,105,675
---------------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC, 6.625%, 2014                                                                    3,410,000           3,418,525
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 43,522,848
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875%, 2012                                                                        $ 2,415,000        $  2,535,750
---------------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                   3,545,000           3,713,388
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  6,249,138
---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
USI Holdings Corp., 9.75%, 2015 (z)                                                               $   635,000        $    647,700
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Case Corp., 7.25%, 2016                                                                           $ 1,115,000        $  1,172,144
---------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011                                                                 1,415,000           1,487,519
---------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 7.125%, 2014                                                                2,315,000           2,430,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,090,413
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 6.1%
---------------------------------------------------------------------------------------------------------------------------------
Accellent, Inc., 10.5%, 2013                                                                      $ 3,260,000        $  3,349,650
---------------------------------------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc., 7.5%, 2017 (n)                                                       1,565,000           1,611,950
---------------------------------------------------------------------------------------------------------------------------------
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                                                    3,235,000           2,830,625
---------------------------------------------------------------------------------------------------------------------------------
Cooper Cos., Inc., 7.125%, 2015 (n)                                                                 2,155,000           2,198,100
---------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 6.625%, 2013                                                                            860,000             863,225
---------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc., 7.25%, 2015                                                                           5,645,000           5,772,013
---------------------------------------------------------------------------------------------------------------------------------
Hanger Orthopedic Group, 10.25%, 2014                                                               1,845,000           1,978,763
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375%, 2015                                                                             4,120,000           3,589,550
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 9.25%, 2016 (n)                                                                          8,115,000           8,845,350
---------------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., 10.75%, 2016 (n)                                                                 3,220,000           3,509,800
---------------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc., 6.875%, 2015                                                                        2,510,000           2,500,588
---------------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75%, 2015                                                            3,115,000           3,185,088
---------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 9.25%, 2015                                                                 3,895,000           3,895,000
---------------------------------------------------------------------------------------------------------------------------------
U.S. Oncology, Inc., 10.75%, 2014                                                                   3,040,000           3,397,200
---------------------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding II, 9%, 2014                                                                1,945,000           2,015,506
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 49,542,408
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 3.5%
---------------------------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75%, 2013                                                             $ 4,670,000        $  4,634,975
---------------------------------------------------------------------------------------------------------------------------------
Chaparral Steel Co., 10%, 2013                                                                      1,725,000           1,929,844
---------------------------------------------------------------------------------------------------------------------------------
FMG Finance Ltd., 10.625%, 2016 (n)                                                                 5,525,000           6,464,250
---------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, 8.25%, 2015                                                         2,530,000           2,735,563
---------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, 8.375%, 2017                                                        4,345,000           4,752,344
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 5.875%, 2016                                                                  2,290,000           2,192,675
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 7.375%, 2016                                                                  1,635,000           1,726,969
---------------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., "B", 6.875%, 2013                                                               950,000             961,875
---------------------------------------------------------------------------------------------------------------------------------
PNA Group, Inc., 10.75%, 2016 (n)                                                                   2,930,000           3,223,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 28,621,495
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
AmeriGas Partners LP, 7.125%, 2016                                                                $ 3,000,000        $  3,037,500
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125%, 2015                                                          $ 2,955,000        $  3,073,200
---------------------------------------------------------------------------------------------------------------------------------
Colorado Interstate Gas Co., 5.95%, 2015                                                              940,000             949,318
---------------------------------------------------------------------------------------------------------------------------------
El Paso Performance-Linked Trust, 7.75%, 2011 (n)                                                   3,530,000           3,759,450
---------------------------------------------------------------------------------------------------------------------------------
Intergas Finance B.V., 6.875%, 2011 (n)                                                             1,337,000           1,385,466
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 7.125%, 2011                                                                   1,060,000           1,113,000
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc., 8.75%, 2032                                                                    2,000,000           2,327,500
---------------------------------------------------------------------------------------------------------------------------------
Williams Partners LP, 7.25%, 2017 (n)                                                               2,750,000           2,908,125
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 15,516,059
---------------------------------------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                                               $ 2,820,000        $  2,886,975
---------------------------------------------------------------------------------------------------------------------------------
Global Crossing UK Finance, 10.75%, 2014                                                              770,000             841,225
---------------------------------------------------------------------------------------------------------------------------------
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                                     1,270,000           1,365,250
---------------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.25%, 2011                                                            2,015,000           2,062,856
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011                                                                           1,400,000           1,491,000
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875%, 2012                                                                           1,370,000           1,513,850
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                     2,615,000           2,811,125
---------------------------------------------------------------------------------------------------------------------------------
Windstream Corp., 8.625%, 2016                                                                      3,190,000           3,501,025
---------------------------------------------------------------------------------------------------------------------------------
Windstream Corp., 7%, 2019 (n)                                                                        660,000             663,300
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 17,136,606
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc., 7.125%, 2016                                                         $ 1,870,000        $  1,855,975
---------------------------------------------------------------------------------------------------------------------------------
Compagnie Generale de Geophysique-Veritas, 7.75%, 2017                                              1,730,000           1,829,475
---------------------------------------------------------------------------------------------------------------------------------
GulfMark Offshore, Inc., 7.75%, 2014                                                                1,000,000           1,022,500
---------------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 9%, 2014                                                                    1,120,000           1,209,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,917,550
---------------------------------------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
Banco BMG S.A., 9.15%, 2016 (n)                                                                   $ 1,115,000        $  1,204,200
---------------------------------------------------------------------------------------------------------------------------------
Banco de Credito del Peru, FRN, 6.95%, 2021 (n)                                                       522,000             521,916
---------------------------------------------------------------------------------------------------------------------------------
Banco do Estado de Sao Paulo S.A., 8.7%, 2049 (n)                                                   1,136,000           1,205,580
---------------------------------------------------------------------------------------------------------------------------------
CenterCredit International B.V., 8.625%, 2014 (n)                                                   1,883,000           1,809,582
---------------------------------------------------------------------------------------------------------------------------------
HSBK Europe B.V., 7.25%, 2017 (z)                                                                   1,770,000           1,765,575
---------------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., FRN, 6.375%, 2022 (n)                                                                331,000             330,877
---------------------------------------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 8%, 2015                                                              735,000             742,350
---------------------------------------------------------------------------------------------------------------------------------
RSHB Capital S.A., 7.18%, 2013 (n)                                                                    212,000             224,985
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.125%, 2008 (n)                                                       869,000             875,518
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 7.5%, 2010 (n)                                                         108,000             105,570
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 7.5%, 2010                                                             709,000             693,048
---------------------------------------------------------------------------------------------------------------------------------
Russian Standard Finance S.A., 8.625%, 2011 (n)                                                       643,000             650,234
---------------------------------------------------------------------------------------------------------------------------------
T2 Capital Finance Co. S.A., FRN, 6.95%, 2017 (n)                                                   1,920,000           1,929,600
---------------------------------------------------------------------------------------------------------------------------------
Turanalem Finance B.V., 8.25%, 2037 (n)                                                               665,000             668,325
---------------------------------------------------------------------------------------------------------------------------------
VTB Capital S.A., 7.5%, 2011                                                                        1,066,000           1,140,481
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 13,867,841
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015                                                                  4,036,000        $  4,288,250
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc., 10.25%, 2009                                                       5,182,000        $  4,884,035
---------------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC, 9.875%, 2013                                                                      610,000             664,138
---------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                                             3,250,000           3,063,125
---------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                                             2,465,000           2,323,263
---------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8%, 2016 (n)                                                                          6,090,000           6,348,825
---------------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC, 0% to 2011, 12.5% to 2016(z)                                                   5,075,000           3,666,688
---------------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp., 8.875%, 2016                                                                  2,460,000           2,669,100
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 23,619,174
---------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C.V., 9.375%, 2012                                                                    $   665,000        $    718,200
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Denny's Corp. Holdings, Inc., 10%, 2012                                                           $ 1,030,000        $  1,099,525
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Buhrmann U.S., Inc., 7.875%, 2015                                                                 $ 1,935,000        $  1,925,325
---------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                                       1,430,000           1,476,475
---------------------------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, 10.75%, 2015                                                           1,105,000           1,232,075
---------------------------------------------------------------------------------------------------------------------------------
Jean Coutu Group (PJC), Inc., 7.625%, 2012                                                          1,310,000           1,390,667
---------------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc., 9%, 2015                                                                 1,835,000           2,023,088
---------------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc., 10.375%, 2015                                                            1,000,000           1,123,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  9,171,380
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
GSC Holdings Corp., 8%, 2012                                                                      $ 2,140,000        $  2,281,775
---------------------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc., 11.375%, 2016 (n)                                                            2,170,000           2,387,000
---------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc., 8.25%, 2013                                                               1,155,000           1,215,638
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,884,413
---------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Stater Bros. Holdings, Inc., 7.75%, 2015 (z)                                                      $ 1,975,000        $  2,029,313
---------------------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc., 7.5%, 2014                                                                         2,105,000           2,199,725
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,229,038
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10%, 2013                                                        $ 1,900,000        $  2,056,750
---------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                      1,305,000           1,409,400
---------------------------------------------------------------------------------------------------------------------------------
Globo Comunicacoes Participacao - Globopar, 7.25%, 2022 (z)                                           199,000             199,000
---------------------------------------------------------------------------------------------------------------------------------
Pakistan Mobile Communications, 8.625%, 2013 (n)                                                      265,000             278,250
---------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.75%, 2010                                                                   2,113,000           2,181,673
---------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875%, 2010                                                                    100,000             105,750
---------------------------------------------------------------------------------------------------------------------------------
Wind Acquisition Finance S.A., 10.75%, 2015 (n)                                                     3,270,000           3,776,850
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,007,673
---------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Reynolds American, Inc., 7.3%, 2015                                                               $ 2,735,000        $  2,920,329
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
PT Arpeni Pratama Ocean Line Tbk., 8.75%, 2013 (n)                                                $ 1,419,000        $  1,488,375
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Hertz Corp., 8.875%, 2014                                                                         $ 3,615,000        $  3,895,163
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 4.4%
---------------------------------------------------------------------------------------------------------------------------------
AES Corp., 9.375%, 2010                                                                           $ 3,695,000        $  4,055,263
---------------------------------------------------------------------------------------------------------------------------------
CESP - Companhia Energetica de Sao Paulo, 9.25%, 2013 (n)                                             123,000             137,914
---------------------------------------------------------------------------------------------------------------------------------
Edison Mission Energy, 7.75%, 2016                                                                  1,725,000           1,815,563
---------------------------------------------------------------------------------------------------------------------------------
Ege Haina Finance Co., 9.5%, 2017 (z)                                                                 175,000             179,375
---------------------------------------------------------------------------------------------------------------------------------
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                    145,000             164,395
---------------------------------------------------------------------------------------------------------------------------------
Enersis S.A., 7.375%, 2014                                                                          1,693,000           1,838,114
---------------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil S.A., 7.875%, 2012 (n)                                                          754,000             772,850
---------------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil S.A., 8.8%, 2017 (n)                                                          1,530,000           1,648,575
---------------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034                                                                 2,150,000           2,375,750
---------------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation, Inc., 8.3%, 2011                                                        1,900,000           2,009,250
---------------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation, Inc., 8.5%, 2021                                                        1,250,000           1,321,875
---------------------------------------------------------------------------------------------------------------------------------
Mirant North American LLC, 7.375%, 2013                                                             3,000,000           3,172,500
---------------------------------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.5%, 2008                                                             1,485,000           1,622,363
---------------------------------------------------------------------------------------------------------------------------------
NGC Corp. Capital Trust, 8.316%, 2027                                                               1,975,000           1,905,875
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375%, 2016                                                                      6,550,000           6,803,813
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.375%, 2017                                                                      4,110,000           4,258,988
---------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                                1,410,000           1,478,738
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 35,561,201
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                        $688,269,230
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A" (a)                                                                                 41,900        $  1,117,054
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Cable, Inc. (a)                                                                            33,200           1,222,424
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,339,478
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Huntsman Corp.                                                                                        153,300        $  3,004,680
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.                                                                                35,000        $  1,181,250
---------------------------------------------------------------------------------------------------------------------------------
Foundation Coal Holdings, Inc.                                                                         34,530           1,360,137
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  2,541,387
---------------------------------------------------------------------------------------------------------------------------------
FOREST & PAPER PRODUCTS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Louisiana-Pacific Corp.                                                                                28,000        $    551,880
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Titan International, Inc.                                                                              13,500        $    380,430
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                                                    50,700        $  1,495,650
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                                                 20,500        $    766,905
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Windstream Corp.                                                                                       96,100        $  1,404,982
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                                                $ 12,485,392
---------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE LOANS - 6.5% (g)(r)
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co., Term Loan B, 8.36%, 2013                                                          $ 5,148,919        $  5,183,918
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp., Term Loan B, 7.73%, 2049                                                        987,756             994,547
---------------------------------------------------------------------------------------------------------------------------------
Mark IV Industries, Inc., Second Lien Term Loan, 11.1%, 2011                                        3,190,622           3,219,871
---------------------------------------------------------------------------------------------------------------------------------
Roofing Supply Group, Term Loan B, 2013 (o)                                                         2,317,554           2,224,852
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 11,623,188
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Gray Television, Inc., Term Loan B, 6.58%, 2014 (o)                                               $ 1,347,208        $  1,345,538
---------------------------------------------------------------------------------------------------------------------------------
Univison Communications, Inc., Term Loan B, 7.61%, 2014                                             3,744,988           3,737,966
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,083,504
---------------------------------------------------------------------------------------------------------------------------------
CABLE TV - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., Term Loan, 7.35%, 2014                                              $ 1,007,847        $  1,007,847
---------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., Term Loan B, 7.08%, 2013                                                        2,254,206           2,261,359
---------------------------------------------------------------------------------------------------------------------------------
MCC Iowa LLC Mediacom, Term Loan, 6.86%, 2012                                                       2,002,791           1,983,181
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  5,252,387
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Celanese AG, Term Loan, 7.1%, 2014                                                                $ 2,840,137        $  2,855,224
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Altivity Packaging LLC, Second Lien Term Loan, 10.32%, 2013                                       $   878,788        $    893,434
---------------------------------------------------------------------------------------------------------------------------------
Altivity Packaging LLC, Second Lien Term Loan, 10.32%, 2013                                         2,746,212           2,791,982
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,685,416
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Sandridge Energy, Term Loan B, 8.63%, 2015                                                        $ 4,673,000        $  4,813,190
---------------------------------------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Dean Foods, Term Loan B, 6.88%, 2014                                                              $ 2,519,580        $  2,523,257
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Gulfside Casino, Term Loan B, 10.34%, 2012                                                        $ 2,723,833        $  2,744,262
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
HCA, Inc., Term Loan B, 7.6%, 2013                                                                $ 2,734,260        $  2,761,969
---------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., Letter of Credit, 5.32%, 2014                                   $   903,117        $    907,068
---------------------------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., Term Loan B, 7.1%, 2014                                           2,449,596           2,460,313
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,367,381
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., Term Loan B, 7.35%, 2014                                                            $ 5,887,533        $  5,924,852
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Michaels Stores, Inc., Term Loan, 8.13%, 2013                                                     $ 1,557,123        $  1,567,829
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE LOANS                                                                                          $ 52,202,459
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc., FRN, 14.25% (a)                                                                 173        $  1,339,128
---------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., "B", 10.75% (p)                                                     1,975           2,162,625
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  3,501,753
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, "B", REIT, 8.75%                                                                 1,375        $     34,705
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL PREFERRED STOCKS                                                                                             $  3,536,458
---------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS (v) - 5.7%
---------------------------------------------------------------------------------------------------------------------------------
MFS Institutional Money Market Portfolio, at net asset value, 5.27%, due 5/1/07                   $46,289,167        $ 46,289,167
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                               $802,782,706
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 0.7%                                                                                   6,033,107
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $808,815,813
---------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(e) The rate shown represents a current effective yield.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(i) Interest only security for which the fund receives interest no notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of April 30, 2007, the fund held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $670,522,695 and 83.52% of market value. An independent pricing service provided an evaluated bid for 81.24% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $146,106,586, representing 18.06% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v) Affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                                              ACQUISITION      ACQUISITION        CURRENT      TOTAL % OF
    RESTRICTED SECURITIES                                        DATE             COST          MARKET VALUE   NET ASSETS
    ---------------------------------------------------------------------------------------------------------------------
    Anthracite Ltd., CDO, 6%, 2037                               5/14/02        $  968,128      $ 1,334,297
    Arbor Realty Mortgage Securities, CDO, FRN, 7.655%, 2038     12/20/05        1,409,114        1,420,246
    Asset Securitization Corp., FRN, 8.356414%, 2029             1/25/05         1,985,098        2,470,406
    Ege Haina Finance Co., 9.5%, 2017                            4/19/07           175,000          179,375
    Energy Partners Ltd., 9.75%, 2014                            4/18/07         1,875,000        1,907,813
    Falcon Franchise Loan LLC, FRN, 3.797%, 2023                 1/29/03           260,588          258,400
    Federative Republic of Brazil, CLN, 6%, 2009              6/16/06-4/7/07     1,664,570        1,947,036
    Georgia-Pacific Corp., 7%, 2015                              4/17/07         2,902,238        2,909,475
    Globo Comunicacoes Participacao - Globopar, 7.25%, 2022      4/19/07           199,000          199,000
    HRP Myrtle Beach Operations, FRN, 10.07%, 2012               3/23/06         1,845,000        1,854,225
    HSBK Europe B.V., 7.25, 2017                                 4/25/07         1,755,274        1,765,575
    Kar Holdings, Inc., 10%, 2015                             4/13/07-4/24/07    4,782,519        4,839,288
    Nielsen Finance LLC, 0% to 2011, 12.5% to 2016               4/3/07          3,611,372        3,666,688
    Peru Enhanced Pass-Through Trust, 0.0%, 2018                 12/14/06          222,552          237,010
    Preferred Term Securities XII Ltd., 9.8%, 2033               1/7/05          1,863,750        1,499,875
    Preferred Term Securities XVI Ltd., 14%, 2035             12/8/04-1/25/05    3,274,750        2,827,500
    Preferred Term Securities XVII Ltd., 9.3%, 2035              3/9/05          1,813,000        1,468,530
    Realogy Corp., 10.5%, 2014                                   4/5/07          1,738,634        1,762,200
    Realogy Corp., 12.375%, 2015                                 4/5/07          2,762,810        2,815,000
    Republic of Indonesia, CLN, 12.5%, 2013                      2/20/07         1,874,608        1,913,353
    Stater Bros. Holdings, Inc., 7.75%, 2015                  4/3/07-4/12/07     2,004,663        2,029,313
    Tam Capital, Inc., 7.375%, 2017                              4/20/07           381,299          378,300
    USI Holdings Corp., 9.75%, 2015                              4/26/07           635,000          647,700
    ---------------------------------------------------------------------------------------------------------------------
    Total Restricted Securities                                                                 $40,330,605         5.0%
                                                                                                ==========================

The following abbreviations are used in this report and are defined:

CDO       Collateralized Debt Obligation
CLN       Credit-Linked Note
CLO       Collateralized Loan Obligation
FRN       Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT      Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

        ARS   Argentine Peso
        BRL   Brazilian Real

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS HIGH YIELD OPPORTUNITIES FUND
SUPPLEMENTAL INFORMATION (UNAUDITED) 4/30/2007

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:


Aggregate Cost                                             $774,815,487
                                                           ============
Gross unrealized appreciation                              $ 29,839,959
Gross unrealized depreciation                                (1,872,740)
                                                           ------------
      Net unrealized appreciation (depreciation)           $ 27,967,219
                                                           ============

 The aggregate cost above includes prior fiscal year end tax adjustments.

(2) UNFUNDED LOAN COMMITMENTS

As of April 30, 2007, the portfolio had unfunded loan commitments of $170,613, which could be extended at the option of the borrower, pursuant to the following loan agreements:

                                                       UNFUNDED    UNREALIZED
                                                         LOAN     APPRECIATION
BORROWER                                              COMMITMENT  (DEPRECIATION)
--------------------------------------------------------------------------------
Univison Communications, Inc., Term Loan B,
  6.35%, 2014                                       $  144,265       $  (271)
Gray Television, Inc., Term Loan B, 6.58%, 2014         26,348           (47)
--------------------------------------------------------------------------------
                                                    $  170,613       $  (318)
                                                    ==========       =======

At April 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments commitments under these contracts.

(3) FINANCIAL INSTRUMENTS

DERIVATIVES
-----------

FUTURES CONTRACTS OUTSTANDING AT 4/30/07
                                                                                            UNREALIZED
                                                                      EXPIRATION           APPRECIATION
DESCRIPTION                      CONTRACTS              VALUE            DATE              (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Long)          132                14,751,000        Jun-07             $   (212,900)


SWAP AGREEMENTS AT 4/30/07
                                                                                             UNREALIZED
                        NOTIONAL                       CASH FLOWS        CASH FLOWS        APPRECIATION
EXPIRATION              AMOUNT      COUNTERPARTY       TO RECEIVE         TO PAY           (DEPRECIATION)
----------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
3/20/12       USD      2,300,000   Merrill Lynch          (1)         3.70% (fixed rate)     $  (18,420)

3/20/17       USD        385,000   JP Morgan              (2)         0.78% (fixed rate)          5,341

3/20/17       USD        385,000   JP Morgan              (2)         0.80% (fixed rate)          4,768

3/20/17       USD        380,000   Merrill Lynch          (2)         0.81% (fixed rate)          4,422

6/20/12       USD      2,300,000   Goldman Sachs          (3)         1.49% (fixed rate)        (19,196)

6/20/12       USD      2,300,000   Morgan Stanley         (4)         2.75% (fixed rate)         (7,023)

6/20/12       USD      2,300,000   Morgan Stanley         (5)         3.76% (fixed rate)        (13,679)
                                                                                             ----------
                                                                                             $  (43,787)
                                                                                             ==========

(1) Fund to receive notional amount upon a defined credit default event by Lear Corp., 5.75%, 8/1/14.
(2) Fund to receive notional amount upon a defined credit default event by Waste Management Inc., 7.375%, 8/1/10.
(3) Fund to receive notional amount upon a defined credit default event by Constellation Brands, 8%, 2/15/08.
(4) Fund to receive notional amount upon a defined credit default event by Smurfit Stone Container Corp., 7.5%, 6/1/13.
(5) Fund to receive notional amount upon a defined credit default event by Bowater Inc., 6.5%, 6/15/13.

At April 30, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST III
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: June 13, 2007
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: June 13, 2007
      -------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 13, 2007
      -------------


* Print name and title of each signing officer under his or her signature.